Schedule of Investments (unaudited) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Aerospace & Defense — 2.5%
Boeing Co.
3.60%, 05/01/34	$800	$691,074
3.25%, 02/01/35	725	600,753
3.55%, 03/01/38	650	523,605
3.50%, 03/01/39(a)	350	276,058
6.88%, 03/15/39	450	505,279
5.88%, 02/15/40	400	404,639
5.71%, 05/01/40	2,759	2,779,234
3.38%, 06/15/46	463	326,498
3.65%, 03/01/47	250	181,844
3.63%, 03/01/48	320	229,529
3.85%, 11/01/48	324	240,185
3.90%, 05/01/49(a)	670	508,323
3.75%, 02/01/50	1,497	1,118,124
5.81%, 05/01/50	4,713	4,719,809
3.95%, 08/01/59	725	535,477
5.93%, 05/01/60	3,073	3,068,212
General Dynamics Corp. 4.25%, 04/01/40	829	767,837
2.85%, 06/01/41	397	300,848
3.60%, 11/15/42	450	373,288
4.25%, 04/01/50	713	641,195
L3Harris Technologies, Inc. 4.85%, 04/27/35	883	868,043
6.15%, 12/15/40	270	294,068
5.60%, 07/31/53	515	537,837
Lockheed Martin Corp. 4.75%, 02/15/34	675	679,516
4.80%, 08/15/34	450	453,274
3.60%, 03/01/35	450	408,539
4.50%, 05/15/36	1,159	1,132,394
5.72%, 06/01/40	300	322,843
4.07%, 12/15/42	1,161	1,035,443
3.80%, 03/01/45	1,243	1,042,815
4.70%, 05/15/46	1,170	1,129,013
2.80%, 06/15/50	575	395,952
4.09%, 09/15/52	1,263	1,092,872
4.15%, 06/15/53	660	575,233
5.70%, 11/15/54	750	822,028
5.20%, 02/15/55	560	574,231
4.30%, 06/15/62	660	577,916
5.90%, 11/15/63	675	761,866
5.20%, 02/15/64	330	334,566
Series B, 6.15%, 09/01/36	475	532,375
Northrop Grumman Corp. 5.15%, 05/01/40	500	499,683
5.05%, 11/15/40	300	295,470
4.75%, 06/01/43	1,024	971,132
3.85%, 04/15/45	400	334,182
4.03%, 10/15/47	2,243	1,897,588
5.25%, 05/01/50	829	840,180
4.95%, 03/15/53(a)	970	942,665
5.20%, 06/01/54	1,050	1,053,941
Precision Castparts Corp. 3.90%, 01/15/43(a)	400	340,996
4.38%, 06/15/45	413	371,479
RTX Corp. 5.40%, 05/01/35	800	827,460
6.13%, 07/15/38	550	596,908
4.45%, 11/16/38	413	382,060

Security	Par (000)	Value

Aerospace & Defense (continued)
RTX Corp. (continued) 5.70%, 04/15/40(a)	$600	$625,041
4.88%, 10/15/40	163	156,606
4.70%, 12/15/41	426	393,539
4.50%, 06/01/42	4,024	3,682,326
4.80%, 12/15/43	350	327,024
4.15%, 05/15/45	563	484,857
3.75%, 11/01/46	1,220	975,102
4.35%, 04/15/47	829	727,122
4.05%, 05/04/47	413	344,708
4.63%, 11/16/48	1,486	1,344,217
3.13%, 07/01/50	1,103	774,233
2.82%, 09/01/51	1,063	691,919
3.03%, 03/15/52	1,100	749,076
5.38%, 02/27/53(a)	1,290	1,306,220
6.40%, 03/15/54	1,655	1,905,950

		56,204,319

Air Freight & Logistics — 0.7%
FedEx Corp. 3.90%, 02/01/35(a)	423	385,498
3.25%, 05/15/41	708	543,287
3.88%, 08/01/42	500	413,805
4.10%, 04/15/43	500	423,897
5.10%, 01/15/44	650	627,910
4.10%, 02/01/45	600	502,374
4.75%, 11/15/45	946	867,288
4.55%, 04/01/46	1,095	974,248
4.40%, 01/15/47	563	487,291
4.05%, 02/15/48	953	781,426
4.95%, 10/17/48	704	658,482
5.25%, 05/15/50(a)	979	955,801
United Parcel Service, Inc. 6.20%, 01/15/38	1,151	1,308,642
5.20%, 04/01/40	379	389,860
4.88%, 11/15/40	350	344,902
3.63%, 10/01/42	463	388,363
3.40%, 11/15/46(a)	142	111,642
3.75%, 11/15/47	1,463	1,218,856
4.25%, 03/15/49	879	787,346
3.40%, 09/01/49(a)	575	448,225
5.30%, 04/01/50	979	1,021,859
5.05%, 03/03/53(a)	950	961,164

		14,602,166

Automobile Components — 0.2%
Aptiv PLC 4.40%, 10/01/46(a)	413	331,109
5.40%, 03/15/49(a)	350	322,782
3.10%, 12/01/51	1,329	866,301
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	963	767,217
BorgWarner, Inc., 4.38%, 03/15/45(a)	400	327,369
Lear Corp. 5.25%, 05/15/49	563	518,807
3.55%, 01/15/52	376	256,936

		3,390,521

Automobiles — 0.5%
Ford Motor Co. 4.75%, 01/15/43(a)	1,825	1,504,186
7.40%, 11/01/46	250	271,134
5.29%, 12/08/46(a)	1,100	973,684
General Motors Co. 5.00%, 04/01/35	620	591,927

1

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
General Motors Co. (continued) 6.60%, 04/01/36	$1,013	$1,091,569
5.15%, 04/01/38(a)	963	910,836
6.25%, 10/02/43	1,413	1,442,954
5.20%, 04/01/45	1,029	933,027
6.75%, 04/01/46	642	693,861
5.40%, 04/01/48(a)	883	805,588
5.95%, 04/01/49(a)	888	874,143

		10,092,909

Banks — 7.3%
Bank of America Corp. 6.11%, 01/29/37	1,500	1,619,634
7.75%, 05/14/38	1,550	1,907,771
5.88%, 02/07/42	1,661	1,818,611
5.00%, 01/21/44	2,186	2,153,544
4.88%, 04/01/44	429	417,072
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(b)	1,705	1,173,640
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	3,989	3,148,265
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	675	446,981
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	4,139	2,987,281
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)	496	414,245
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	1,504	1,332,591
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	2,809	2,469,927
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)	2,243	2,045,122
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	2,053	1,841,468
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	5,085	4,244,662
Series L, 4.75%, 04/21/45	300	277,059
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	841	639,708
Bank of America N.A., 6.00%, 10/15/36	900	974,859
Barclays PLC 5.25%, 08/17/45(a)	1,250	1,236,001
4.95%, 01/10/47	1,278	1,207,082
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	928	692,703
(1-year CMT + 1.70%), 3.81%, 03/10/42(a)(b)	950	721,641
Citigroup, Inc. 8.13%, 07/15/39	1,825	2,366,430
5.88%, 01/30/42	1,623	1,749,873
6.68%, 09/13/43	163	185,896
5.30%, 05/06/44	413	401,928
4.65%, 07/30/45	2,070	1,909,024
4.75%, 05/18/46	2,118	1,907,761
4.65%, 07/23/48(a)	2,218	2,050,002
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)	983	717,988
(1-day SOFR + 4.55%), 5.32%, 03/26/41(b)	990	996,265
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)	800	694,379
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	829	722,997
Cooperatieve Rabobank UA 5.25%, 05/24/41	1,299	1,369,677
5.75%, 12/01/43	1,050	1,085,849
5.25%, 08/04/45	997	981,381
Fifth Third Bancorp, 8.25%, 03/01/38	925	1,112,416

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group, Inc. 6.45%, 05/01/36	$500	$546,144
6.75%, 10/01/37	4,874	5,421,485
6.25%, 02/01/41	2,254	2,510,269
4.80%, 07/08/44	886	844,870
5.15%, 05/22/45(a)	2,243	2,206,390
4.75%, 10/21/45	1,500	1,423,456
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	1,659	1,226,751
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	2,654	2,047,636
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	1,629	1,285,272
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	1,934	1,707,187
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	1,579	1,437,652
HSBC Bank USA NA, 7.00%, 01/15/39	261	304,657
HSBC Holdings PLC 6.50%, 05/02/36	1,528	1,595,406
6.50%, 09/15/37	2,165	2,268,233
6.80%, 06/01/38	1,350	1,455,923
6.10%, 01/14/42(a)	1,529	1,739,486
5.25%, 03/14/44(a)	1,418	1,401,562
(1-day SOFR + 2.65%), 6.33%, 03/09/44(b)	2,415	2,612,823
JPMorgan Chase & Co. 6.40%, 05/15/38(a)	2,561	2,940,715
5.50%, 10/15/40	1,259	1,325,744
5.60%, 07/15/41	1,804	1,915,475
5.40%, 01/06/42(a)	1,329	1,379,722
5.63%, 08/16/43(a)	1,413	1,482,417
4.85%, 02/01/44(a)	1,026	997,653
4.95%, 06/01/45	1,536	1,480,852
(1-day SOFR + 1.46%), 3.16%, 04/22/42(b)	908	704,486
(1-day SOFR + 1.58%), 3.33%, 04/22/52(b)	2,791	2,050,594
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,109	1,504,610
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(b)	1,900	1,571,675
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	1,493	1,065,435
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	1,425	1,254,290
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)	3,373	2,803,776
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	1,513	1,276,450
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(b)	2,029	1,789,170
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)	1,661	1,296,606
Lloyds Banking Group PLC 5.30%, 12/01/45(a)	971	939,644
4.34%, 01/09/48(a)	1,001	802,332
(5-year CMT + 1.50%), 3.37%, 12/14/46(b)	1,150	807,342
Mitsubishi UFJ Financial Group, Inc. 4.29%, 07/26/38(a)	163	155,588
4.15%, 03/07/39(a)	450	418,019
3.75%, 07/18/39	1,832	1,609,225
Morgan Stanley 3.97%, 07/22/38(b)	1,979	1,736,625
6.38%, 07/24/42	1,719	1,968,398
4.30%, 01/27/45	2,154	1,924,570
4.38%, 01/22/47(a)	1,650	1,473,086
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)	1,764	1,172,339
(1-day SOFR + 1.49%), 3.22%, 04/22/42(b)	800	621,230

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 4.84%), 5.60%, 03/24/51(a)(b)	$1,404	$1,507,200
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)	2,489	2,303,444
Regions Bank, 6.45%, 06/26/37	450	461,430
Sumitomo Mitsui Financial Group, Inc. 2.30%, 01/12/41	300	208,912
2.93%, 09/17/41(a)	780	590,332
3.05%, 01/14/42(a)	450	350,377
6.18%, 07/13/43	950	1,071,192
UBS AG/London, 4.50%, 06/26/48	800	778,816
UBS Group AG, 4.88%, 05/15/45	1,557	1,498,184
Wachovia Corp., 5.50%, 08/01/35	1,200	1,220,755
Wells Fargo & Co. 5.38%, 11/02/43	1,895	1,865,126
5.61%, 01/15/44(a)	2,192	2,203,923
4.65%, 11/04/44	2,075	1,844,508
3.90%, 05/01/45	2,328	1,945,413
4.90%, 11/17/45	1,993	1,828,561
4.40%, 06/14/46	1,706	1,454,458
4.75%, 12/07/46	1,400	1,252,341
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	2,656	2,380,049
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	3,134	2,377,079
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	5,357	5,117,052
Wells Fargo Bank NA 5.85%, 02/01/37	1,550	1,639,827
6.60%, 01/15/38	1,200	1,341,730
Westpac Banking Corp. 4.42%, 07/24/39	829	735,423
2.96%, 11/16/40(a)	1,000	702,451
3.13%, 11/18/41	926	657,168

		161,860,754

Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/36	5,903	5,831,312
4.90%, 02/01/46	9,713	9,439,913
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/36	600	592,713
4.63%, 02/01/44(a)	538	505,214
4.90%, 02/01/46	1,288	1,251,787
Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/38	1,479	1,406,630
8.20%, 01/15/39	1,253	1,669,523
5.45%, 01/23/39	2,029	2,132,640
4.35%, 06/01/40	1,079	999,670
4.95%, 01/15/42	1,713	1,703,348
4.60%, 04/15/48	346	321,208
4.44%, 10/06/48	1,298	1,177,861
5.55%, 01/23/49	4,039	4,274,413
4.75%, 04/15/58	1,075	1,012,875
5.80%, 01/23/59	1,929	2,118,329
Brown-Forman Corp. 4.00%, 04/15/38	413	372,259
4.50%, 07/15/45	300	274,566
Coca-Cola Co. 2.50%, 06/01/40	779	581,835
2.88%, 05/05/41(a)	613	477,421
4.20%, 03/25/50	450	410,323
2.60%, 06/01/50	1,129	759,672
3.00%, 03/05/51(a)	1,695	1,240,799

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (continued) 2.50%, 03/15/51	$1,513	$988,886
2.75%, 06/01/60(a)	825	547,222
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43(a)	500	502,500
Constellation Brands, Inc. 4.50%, 05/09/47(a)	300	263,532
4.10%, 02/15/48	613	511,177
5.25%, 11/15/48(a)	400	392,245
3.75%, 05/01/50	663	517,145
Diageo Capital PLC(a) 5.88%, 09/30/36	500	547,736
3.88%, 04/29/43	931	807,518
Diageo Investment Corp. 7.45%, 04/15/35	250	301,786
4.25%, 05/11/42(a)	163	149,031
Keurig Dr. Pepper, Inc. 4.50%, 11/15/45	500	444,067
4.42%, 12/15/46	413	358,595
5.09%, 05/25/48	250	241,057
3.80%, 05/01/50	663	521,543
3.35%, 03/15/51	388	279,325
4.50%, 04/15/52	1,163	1,023,252
Molson Coors Beverage Co. 5.00%, 05/01/42(a)	1,100	1,060,286
4.20%, 07/15/46	1,543	1,308,751
PepsiCo, Inc. 5.50%, 01/15/40(a)	450	481,123
3.50%, 03/19/40(a)	250	210,657
4.88%, 11/01/40	250	252,108
2.63%, 10/21/41	563	416,170
4.00%, 03/05/42	500	450,008
3.60%, 08/13/42	800	666,386
4.45%, 04/14/46	800	753,113
3.45%, 10/06/46	1,274	1,026,866
4.00%, 05/02/47	450	391,760
3.38%, 07/29/49	225	174,457
2.88%, 10/15/49	463	330,246
3.63%, 03/19/50	479	390,846
2.75%, 10/21/51(a)	943	644,239
4.20%, 07/18/52	675	607,027
4.65%, 02/15/53	500	485,981
3.88%, 03/19/60	450	375,086

		56,976,038

Biotechnology — 1.8%
Amgen, Inc. 6.38%, 06/01/37	400	442,982
6.40%, 02/01/39	300	333,844
3.15%, 02/21/40	1,704	1,326,323
5.75%, 03/15/40(a)	350	363,194
2.80%, 08/15/41	911	659,636
4.95%, 10/01/41	650	623,428
5.15%, 11/15/41	663	648,035
5.60%, 03/02/43	2,775	2,855,174
4.40%, 05/01/45	2,020	1,781,215
4.56%, 06/15/48	1,263	1,124,671
3.38%, 02/21/50	2,029	1,490,533
4.66%, 06/15/51	3,628	3,249,361
3.00%, 01/15/52(a)	985	675,854
4.20%, 02/22/52	810	672,244
4.88%, 03/01/53(a)	400	368,562
5.65%, 03/02/53	3,775	3,889,435
2.77%, 09/01/53(a)	829	525,404

3

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Amgen, Inc. (continued) 4.40%, 02/22/62	$1,075	$895,107
5.75%, 03/02/63	2,670	2,751,314
Baxalta, Inc., 5.25%, 06/23/45	427	423,031
Biogen, Inc. 5.20%, 09/15/45	825	807,634
3.15%, 05/01/50	1,137	779,103
3.25%, 02/15/51	586	413,189
Gilead Sciences, Inc. 4.60%, 09/01/35	1,119	1,093,776
4.00%, 09/01/36	750	687,563
2.60%, 10/01/40	1,030	749,588
5.65%, 12/01/41	869	918,285
4.80%, 04/01/44	1,761	1,682,955
4.50%, 02/01/45	1,753	1,608,386
4.75%, 03/01/46	2,118	2,001,452
4.15%, 03/01/47	1,153	998,605
2.80%, 10/01/50(a)	1,294	876,157
5.55%, 10/15/53	1,100	1,167,692
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	447,684
Royalty Pharma PLC 3.30%, 09/02/40(a)	779	586,843
3.55%, 09/02/50(a)	950	671,805
3.35%, 09/02/51	663	446,554

		41,036,618

Broadline Retail — 1.2%
Alibaba Group Holding Ltd. 4.50%, 11/28/34	500	471,675
4.00%, 12/06/37(a)	878	759,681
2.70%, 02/09/41(a)	950	647,615
4.20%, 12/06/47	1,751	1,412,357
3.15%, 02/09/51(a)	1,366	888,528
4.40%, 12/06/57	978	787,945
3.25%, 02/09/61	950	594,605
Amazon.com, Inc. 4.80%, 12/05/34	1,496	1,531,940
3.88%, 08/22/37	2,129	1,961,349
2.88%, 05/12/41	1,660	1,288,702
4.95%, 12/05/44(a)	1,513	1,549,225
4.05%, 08/22/47	3,498	3,121,509
2.50%, 06/03/50	2,279	1,477,929
3.10%, 05/12/51	3,309	2,421,330
3.95%, 04/13/52(a)	1,826	1,562,883
4.25%, 08/22/57	1,684	1,502,755
2.70%, 06/03/60	2,029	1,295,785
3.25%, 05/12/61	1,779	1,282,382
4.10%, 04/13/62	1,129	970,646
eBay, Inc. 4.00%, 07/15/42	600	493,242
3.65%, 05/10/51	813	618,033
TJX Cos., Inc., 4.50%, 04/15/50(a)	413	386,945

		27,027,061

Building Materials — 0.0%
Lafarge SA, 7.13%, 07/15/36	400	457,514

Building Products — 1.5%
Carrier Global Corp. 3.38%, 04/05/40	1,379	1,106,307
3.58%, 04/05/50(a)	1,793	1,373,076
6.20%, 03/15/54(a)(c)	950	1,074,920
Fortune Brands Innovations, Inc., 4.50%, 03/25/52(a).	413	348,193

Security	Par (000)	Value

Building Products (continued)
Home Depot, Inc. 5.88%, 12/16/36	$2,776	$3,078,562
3.30%, 04/15/40(a)	1,311	1,076,558
5.40%, 09/15/40	413	433,096
5.95%, 04/01/41	913	1,014,976
4.20%, 04/01/43	920	826,882
4.88%, 02/15/44	900	882,868
4.40%, 03/15/45	1,036	956,577
4.25%, 04/01/46	1,479	1,327,034
3.90%, 06/15/47	1,069	905,499
4.50%, 12/06/48	1,379	1,275,035
3.13%, 12/15/49	1,146	835,716
3.35%, 04/15/50	1,298	989,818
2.38%, 03/15/51	1,145	708,363
2.75%, 09/15/51	788	527,146
3.63%, 04/15/52	1,358	1,074,204
4.95%, 09/15/52(a)	930	918,053
3.50%, 09/15/56	900	696,993
Lowe’s Cos., Inc. 5.50%, 10/15/35	900	954,408
5.00%, 04/15/40	329	318,995
2.80%, 09/15/41	1,213	888,683
4.38%, 09/15/45	829	722,552
3.70%, 04/15/46	1,250	991,535
4.05%, 05/03/47	1,579	1,317,782
5.13%, 04/15/50	750	716,302
3.00%, 10/15/50(a)	1,719	1,170,460
3.50%, 04/01/51	829	609,449
4.25%, 04/01/52	1,358	1,142,619
5.63%, 04/15/53(a)	1,145	1,189,283
5.75%, 07/01/53(a)	130	137,487
4.45%, 04/01/62	1,150	964,545
5.80%, 09/15/62	700	733,711
5.85%, 04/01/63	475	500,367

		33,788,054

Capital Markets — 0.4%
Brookfield Finance LLC, 3.45%, 04/15/50	450	316,511
Brookfield Finance, Inc. 4.70%, 09/20/47	823	732,079
3.50%, 03/30/51	881	643,686
3.63%, 02/15/52	279	203,652
CI Financial Corp., 4.10%, 06/15/51	609	370,180
Franklin Resources, Inc., 2.95%, 08/12/51	225	138,996
Invesco Finance PLC, 5.38%, 11/30/43(a)	413	408,357
Jefferies Financial Group, Inc., 6.25%, 01/15/36	950	1,003,740
Legg Mason, Inc., 5.63%, 01/15/44	516	526,330
Nasdaq, Inc. 5.55%, 02/15/34	1,170	1,213,215
2.50%, 12/21/40	200	138,520
3.25%, 04/28/50(a)	430	303,037
3.95%, 03/07/52	2,750	2,191,841
5.95%, 08/15/53	250	267,003
6.10%, 06/28/63	100	107,837
Raymond James Financial, Inc. 4.95%, 07/15/46(a)	663	624,693
3.75%, 04/01/51	650	488,838

		9,678,515

Chemicals — 1.5%
Air Products and Chemicals, Inc. 2.70%, 05/15/40	608	457,271
2.80%, 05/15/50(a)	884	609,480

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Albemarle Corp.(a) 5.45%, 12/01/44	$275	$255,377
5.65%, 06/01/52	350	325,700
CF Industries, Inc. 5.15%, 03/15/34	663	653,879
4.95%, 06/01/43	663	607,872
5.38%, 03/15/44	338	326,354
Dow Chemical Co. 4.25%, 10/01/34	378	358,576
9.40%, 05/15/39	479	660,945
5.25%, 11/15/41	826	806,026
4.38%, 11/15/42	838	734,078
4.63%, 10/01/44	400	362,948
5.55%, 11/30/48	829	836,999
4.80%, 05/15/49	829	749,467
3.60%, 11/15/50	963	733,857
6.90%, 05/15/53	850	1,008,147
DuPont de Nemours, Inc. 5.32%, 11/15/38	1,530	1,541,773
5.42%, 11/15/48	2,043	2,045,921
Eastman Chemical Co. 4.80%, 09/01/42(a)	463	423,470
4.65%, 10/15/44	879	767,082
Ecolab, Inc.(a) 3.95%, 12/01/47	500	430,280
2.13%, 08/15/50	660	398,106
2.70%, 12/15/51	841	557,250
2.75%, 08/18/55	700	461,283
FMC Corp. 4.50%, 10/01/49	507	391,576
6.38%, 05/18/53(a)	370	377,525
International Flavors & Fragrances, Inc. 4.38%, 06/01/47	413	320,914
5.00%, 09/26/48	763	651,956
Linde, Inc. 3.55%, 11/07/42	450	370,650
2.00%, 08/10/50	233	134,523
LYB International Finance BV 5.25%, 07/15/43	700	664,603
4.88%, 03/15/44	838	769,210
LYB International Finance III LLC 3.38%, 10/01/40	741	569,270
4.20%, 10/15/49	966	772,787
4.20%, 05/01/50	963	766,921
3.63%, 04/01/51	953	686,967
3.80%, 10/01/60(a)	405	286,804
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	795	671,661
Mosaic Co. 4.88%, 11/15/41	300	269,752
5.63%, 11/15/43(a)	520	508,652
Nutrien Ltd. 4.13%, 03/15/35	350	322,947
5.88%, 12/01/36	410	432,225
5.63%, 12/01/40	600	603,706
6.13%, 01/15/41	350	370,910
4.90%, 06/01/43	413	385,647
5.25%, 01/15/45	520	502,536
5.00%, 04/01/49(a)	620	581,664
3.95%, 05/13/50	413	333,941
5.80%, 03/27/53	660	687,210

Security	Par (000)	Value

Chemicals (continued)
RPM International, Inc.(a) 5.25%, 06/01/45	$163	$154,791
4.25%, 01/15/48	300	246,182
Sherwin-Williams Co. 4.55%, 08/01/45	400	357,049
4.50%, 06/01/47(a)	1,154	1,037,308
3.80%, 08/15/49	727	581,383
3.30%, 05/15/50	500	360,867
2.90%, 03/15/52	500	336,403
Westlake Corp. 2.88%, 08/15/41	295	206,471
5.00%, 08/15/46	620	558,687
4.38%, 11/15/47(a)	465	388,493
3.13%, 08/15/51	520	340,700
3.38%, 08/15/61(a)	370	238,737

		33,353,769

Commercial Services & Supplies — 0.1%
Ford Foundation, Series 2020, 2.82%, 06/01/70(a)	1,520	949,908
GATX Corp. 6.05%, 03/15/34	150	156,132
6.90%, 05/01/34	275	304,084
5.20%, 03/15/44(a)	250	232,829
3.10%, 06/01/51	500	329,784
Quanta Services, Inc., 3.05%, 10/01/41(a)	451	321,905
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	329	214,693

		2,509,335

Communications Equipment — 0.2%
Cisco Systems, Inc. 5.90%, 02/15/39	1,859	2,052,757
5.50%, 01/15/40	1,902	2,029,458
Juniper Networks, Inc., 5.95%, 03/15/41(a)	413	419,588
Motorola Solutions, Inc., 5.50%, 09/01/44	300	296,634
Nokia OYJ, 6.63%, 05/15/39	500	491,310

		5,289,747

Construction Materials — 0.4%
Johnson Controls International PLC 6.00%, 01/15/36	300	322,642
4.63%, 07/02/44	620	557,515
5.13%, 09/14/45	238	229,117
4.50%, 02/15/47(a)	453	401,925
4.95%, 07/02/64(d)	365	328,684
Martin Marietta Materials, Inc. 4.25%, 12/15/47	513	445,598
3.20%, 07/15/51	925	667,394
Masco Corp. 4.50%, 05/15/47	350	297,295
3.13%, 02/15/51(a)	222	151,979
Owens Corning 7.00%, 12/01/36	300	340,842
4.30%, 07/15/47	650	559,551
4.40%, 01/30/48	329	282,073
Trane Technologies Financing Ltd. 4.65%, 11/01/44(a)	500	464,267
4.50%, 03/21/49	413	377,998
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	413	360,965
Vulcan Materials Co. 4.50%, 06/15/47	713	636,814
4.70%, 03/01/48	400	370,236

5

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction Materials (continued)
WW Grainger, Inc. 4.60%, 06/15/45	$911	$858,340
3.75%, 05/15/46	350	290,637
4.20%, 05/15/47	600	532,693

		8,476,565

Consumer Discretionary — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	246	197,320

Consumer Finance — 0.8%
American Express Co., 4.05%, 12/03/42	1,100	980,058
Global Payments, Inc.(a) 4.15%, 08/15/49	743	587,697
5.95%, 08/15/52	655	667,042
Mastercard, Inc. 3.80%, 11/21/46	550	473,731
3.95%, 02/26/48	450	393,883
3.65%, 06/01/49	963	796,072
3.85%, 03/26/50	1,269	1,085,060
2.95%, 03/15/51	704	509,142
Moody’s Corp. 2.75%, 08/19/41	547	397,670
5.25%, 07/15/44	500	502,434
4.88%, 12/17/48	350	329,459
3.25%, 05/20/50	64	46,360
3.75%, 02/25/52	766	615,196
3.10%, 11/29/61(a)	384	255,637
PayPal Holdings, Inc.(a) 3.25%, 06/01/50	900	658,086
5.05%, 06/01/52	630	621,451
5.25%, 06/01/62	430	421,858
S&P Global, Inc. 3.25%, 12/01/49	545	398,653
3.70%, 03/01/52	749	597,488
2.30%, 08/15/60	663	380,951
3.90%, 03/01/62(a)	450	365,253
Visa, Inc. 4.15%, 12/14/35(a)	1,413	1,363,401
2.70%, 04/15/40	829	633,261
4.30%, 12/14/45	3,096	2,848,196
3.65%, 09/15/47	676	562,606
2.00%, 08/15/50(a)	1,611	980,268
Western Union Co., 6.20%, 11/17/36	433	446,511

		17,917,424

Consumer Staples Distribution & Retail — 1.7%
Campbell Soup Co. 4.80%, 03/15/48(a)	620	558,580
3.13%, 04/24/50	390	263,756
Dollar General Corp. 4.13%, 04/03/50	354	277,818
5.50%, 11/01/52(a)	250	240,927
Dollar Tree, Inc., 3.38%, 12/01/51	329	224,664
General Mills, Inc. 5.40%, 06/15/40	800	803,625
4.70%, 04/17/48(a)	400	364,459
3.00%, 02/01/51	371	250,195
Ingredion, Inc., 3.90%, 06/01/50	413	302,652
Kellanova, 4.50%, 04/01/46	478	424,793
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	406,463
Kraft Heinz Foods Co. 5.00%, 07/15/35	671	673,854
6.88%, 01/26/39	813	944,848
4.63%, 10/01/39	338	314,561

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Kraft Heinz Foods Co. (continued) 6.50%, 02/09/40	$421	$465,374
5.00%, 06/04/42	1,487	1,422,925
5.20%, 07/15/45	1,253	1,214,624
4.38%, 06/01/46	2,800	2,422,698
4.88%, 10/01/49	1,187	1,102,861
5.50%, 06/01/50	763	773,065
Kroger Co. 6.90%, 04/15/38	350	399,662
5.40%, 07/15/40	900	881,076
5.15%, 08/01/43	259	247,088
3.88%, 10/15/46	413	326,262
4.45%, 02/01/47	779	682,557
4.65%, 01/15/48	313	279,864
5.40%, 01/15/49	613	610,691
3.95%, 01/15/50(a)	525	423,600
McCormick & Co., Inc., 4.20%, 08/15/47(a)	360	305,913
Sysco Corp. 5.38%, 09/21/35	350	356,236
6.60%, 04/01/40(a)	350	392,427
4.85%, 10/01/45	397	370,640
4.50%, 04/01/46	428	375,344
4.45%, 03/15/48	413	358,824
3.30%, 02/15/50(a)	400	292,946
6.60%, 04/01/50(a)	1,179	1,372,826
3.15%, 12/14/51(a)	1,000	702,438
Target Corp. 6.50%, 10/15/37	400	461,723
7.00%, 01/15/38	655	789,026
4.00%, 07/01/42	900	806,206
3.63%, 04/15/46	702	570,128
3.90%, 11/15/47	413	351,472
2.95%, 01/15/52(a)	750	524,074
4.80%, 01/15/53(a)	925	895,319
Walmart, Inc. 5.25%, 09/01/35	1,200	1,282,071
6.50%, 08/15/37	1,000	1,193,883
6.20%, 04/15/38	600	698,387
3.95%, 06/28/38	500	469,677
5.63%, 04/01/40	1,659	1,825,141
5.00%, 10/25/40	350	362,360
5.63%, 04/15/41(a)	550	605,471
2.50%, 09/22/41	854	626,399
4.30%, 04/22/44	300	281,894
4.05%, 06/29/48	1,493	1,346,277
2.95%, 09/24/49	550	402,067
2.65%, 09/22/51	1,342	913,079
4.50%, 09/09/52	800	762,127
4.50%, 04/15/53	1,250	1,187,031

		38,184,948

Containers & Packaging — 0.1%
Packaging Corp. of America 4.05%, 12/15/49	538	434,915
3.05%, 10/01/51(a)	470	323,622
Sonoco Products Co., 5.75%, 11/01/40(a)	450	459,500

		1,218,037

Diversified Consumer Services — 0.9%
American University, Series 2019, 3.67%, 04/01/49	111	88,430
Brown University, Series A, 2.92%, 09/01/50	610	439,133
California Institute of Technology 4.70%, 11/01/2111	250	228,669

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Consumer Services (continued)
California Institute of Technology (continued)
3.65%, 09/01/2119(a)	$1,829	$1,326,949
Duke University
Series 2020, 2.68%, 10/01/44	225	167,895
Series 2020, 2.83%, 10/01/55	1,330	922,481
Emory University, Series 2020, 2.97%, 09/01/50	288	206,192
George Washington University 4.87%, 09/15/45	26	25,653
Series 2014, 4.30%, 09/15/44	163	144,824
Series 2018, 4.13%, 09/15/48	606	538,235
Georgetown University, Series 20A, 2.94%, 04/01/50	27	18,823
Howard University, Series 22A, 5.21%, 10/01/52	64	57,059
Leland Stanford Junior University 3.65%, 05/01/48	620	523,943
2.41%, 06/01/50(a)	225	146,565
Massachusetts Institute of Technology 3.96%, 07/01/38	1,967	1,826,483
3.07%, 04/01/52	230	172,502
5.60%, 07/01/2111	413	462,640
4.68%, 07/01/2114	225	211,270
3.89%, 07/01/2116	1,000	773,344
Series F, 2.99%, 07/01/50	216	160,867
Series G, 2.29%, 07/01/51(a)	101	64,276
Northwestern University, Series 2017, 3.66%, 12/01/57	1,000	815,302
President and Fellows of Harvard College 3.15%, 07/15/46	2,113	1,644,811
2.52%, 10/15/50(a)	133	89,228
3.30%, 07/15/56	579	434,455
Thomas Jefferson University, 3.85%, 11/01/57	66	50,080
Trustees of Boston College, 3.13%, 07/01/52(a)	413	293,927
Trustees of Princeton University(a) 5.70%, 03/01/39	413	466,772
4.20%, 03/01/52	1,000	931,497
Series 2020, 2.52%, 07/01/50	346	237,542
Trustees of the University of Pennsylvania 3.61%, 02/15/2119	103	73,060
Series 2020, 2.40%, 10/01/50	674	422,193
University of Chicago 3.00%, 10/01/52	2,000	1,400,828
Series C, 2.55%, 04/01/50	64	43,800
University of Miami, Series 2022, 4.06%, 04/01/52	500	425,215
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	28	22,503
University of Southern California 3.03%, 10/01/39	130	108,992
2.81%, 10/01/50	63	44,277
4.98%, 10/01/53	315	322,945
Series 2017, 3.84%, 10/01/47	1,000	847,726
Series 21A, 2.95%, 10/01/51	883	636,199
Series A, 3.23%, 10/01/2120	61	37,960
Washington University 4.35%, 04/15/2122	29	23,974
Series 2022, 3.52%, 04/15/54(a)	1,350	1,074,496
William Marsh Rice University, 3.77%, 05/15/55(a)	215	175,722
Yale University, Series 2020, 2.40%, 04/15/50	113	74,276

		19,204,013

Diversified REITs — 0.4%
American Tower Corp. 3.70%, 10/15/49	475	358,368

Security	Par (000)	Value

Diversified REITs (continued)
American Tower Corp. (continued) 3.10%, 06/15/50	$803	$546,950
2.95%, 01/15/51(a)	820	538,371
Crown Castle, Inc. 2.90%, 04/01/41	1,159	828,949
4.75%, 05/15/47	350	303,756
5.20%, 02/15/49(a)	400	373,349
4.00%, 11/15/49	200	156,276
4.15%, 07/01/50	500	406,930
3.25%, 01/15/51(a)	900	627,358
Equinix, Inc. 3.00%, 07/15/50	514	346,515
2.95%, 09/15/51	200	132,231
3.40%, 02/15/52	660	477,026
Prologis LP 4.38%, 09/15/48	496	435,580
3.05%, 03/01/50	100	69,928
3.00%, 04/15/50	700	488,988
2.13%, 10/15/50	400	230,341
5.25%, 06/15/53(a)	885	893,202
5.25%, 03/15/54	900	908,197
VICI Properties LP, 5.63%, 05/15/52	629	592,732
Weyerhaeuser Co., 4.00%, 03/09/52	350	284,005

		8,999,052

Diversified Telecommunication Services — 3.7%
AT&T, Inc. 5.40%, 02/15/34	2,445	2,508,084
4.50%, 05/15/35	2,320	2,191,605
5.25%, 03/01/37	850	852,736
4.90%, 08/15/37	575	556,092
6.30%, 01/15/38	700	759,072
6.55%, 02/15/39	300	331,564
4.85%, 03/01/39	1,100	1,047,360
5.35%, 09/01/40	1,000	990,456
3.50%, 06/01/41(a)	2,300	1,827,298
5.55%, 08/15/41	500	505,177
4.30%, 12/15/42	1,350	1,175,305
3.10%, 02/01/43(a)	1,300	970,208
4.65%, 06/01/44	405	361,218
4.35%, 06/15/45	1,250	1,081,850
4.75%, 05/15/46	2,000	1,810,363
5.15%, 11/15/46	680	647,444
5.65%, 02/15/47(a)	900	926,485
5.45%, 03/01/47	300	299,079
4.50%, 03/09/48	1,850	1,601,607
4.55%, 03/09/49	850	735,642
5.15%, 02/15/50	500	473,820
3.65%, 06/01/51	3,100	2,311,816
3.30%, 02/01/52	800	565,000
3.50%, 09/15/53(a)	6,414	4,580,771
3.55%, 09/15/55	6,533	4,654,572
5.70%, 03/01/57	250	252,087
3.80%, 12/01/57	4,849	3,570,231
3.65%, 09/15/59	5,386	3,801,402
3.85%, 06/01/60	1,400	1,031,551
3.50%, 02/01/61	750	518,632
Bell Telephone Co. of Canada or Bell Canada 4.46%, 04/01/48(a)	1,085	967,449
4.30%, 07/29/49	498	426,200
3.65%, 08/15/52	658	503,435
Series US-4, 3.65%, 03/17/51(a)	500	383,675

7

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Bell Telephone Co. of Canada or Bell Canada (continued)
Series US-6, 3.20%, 02/15/52	$559	$389,241
Telefonica Emisiones SA 7.05%, 06/20/36	1,840	2,077,600
4.67%, 03/06/38	355	325,632
5.21%, 03/08/47(a)	2,267	2,104,337
4.90%, 03/06/48	1,182	1,044,678
5.52%, 03/01/49	1,200	1,152,851
TELUS Corp. 4.60%, 11/16/48(a)	630	556,550
4.30%, 06/15/49	413	347,583
Verizon Communications, Inc. 4.40%, 11/01/34	1,993	1,901,866
4.27%, 01/15/36	1,200	1,125,765
5.25%, 03/16/37	800	825,436
4.81%, 03/15/39	1,242	1,202,772
2.65%, 11/20/40	2,738	1,955,262
3.40%, 03/22/41	3,586	2,835,449
2.85%, 09/03/41	1,288	942,307
3.85%, 11/01/42	163	135,922
6.55%, 09/15/43	900	1,034,369
4.13%, 08/15/46	950	806,942
4.86%, 08/21/46(a)	1,884	1,790,558
4.52%, 09/15/48	1,250	1,130,609
4.00%, 03/22/50	779	638,750
2.88%, 11/20/50	2,273	1,511,800
3.55%, 03/22/51(a)	4,699	3,540,049
3.88%, 03/01/52	1,322	1,056,652
5.01%, 08/21/54	800	770,362
4.67%, 03/15/55	350	321,251
2.99%, 10/30/56(a)	3,489	2,280,587
3.00%, 11/20/60(a)	2,025	1,282,699
3.70%, 03/22/61(a)	2,837	2,115,382

		82,422,547

Education — 0.0%
Case Western Reserve University, Series 22-C, 5.41%, 06/01/2122	279	273,265

Electric Utilities — 10.5%
AEP Texas, Inc. 3.45%, 05/15/51	679	478,889
5.25%, 05/15/52(a)	880	848,357
Series H, 3.45%, 01/15/50	163	116,277
AEP Transmission Co. LLC 3.75%, 12/01/47	600	478,013
3.80%, 06/15/49	829	646,016
3.15%, 09/15/49	64	44,661
5.40%, 03/15/53	500	509,370
Series M, 3.65%, 04/01/50	413	320,529
Series N, 2.75%, 08/15/51	329	212,229
Series O, 4.50%, 06/15/52	2,000	1,767,337
Alabama Power Co. 6.13%, 05/15/38	829	892,627
6.00%, 03/01/39	450	483,875
3.85%, 12/01/42	500	415,244
3.75%, 03/01/45	618	501,216
4.30%, 01/02/46	163	141,393
3.45%, 10/01/49	120	90,430
3.13%, 07/15/51	496	349,192
3.00%, 03/15/52(a)	375	258,372

Security	Par (000)	Value

Electric Utilities (continued)
Alabama Power Co. (continued)
Series B, 3.70%, 12/01/47	$277	$217,636
Ameren Illinois Co. 4.15%, 03/15/46	413	352,360
3.70%, 12/01/47	500	401,005
4.50%, 03/15/49	250	224,547
3.25%, 03/15/50	197	142,716
5.90%, 12/01/52	400	440,601
American Electric Power Co., Inc., 3.25%, 03/01/50(a)	829	584,202
Appalachian Power Co. 7.00%, 04/01/38	400	465,400
4.40%, 05/15/44	163	137,178
4.45%, 06/01/45	250	209,569
Series Z, 3.70%, 05/01/50	650	483,702
Arizona Public Service Co. 5.05%, 09/01/41(a)	163	153,663
4.50%, 04/01/42	829	723,329
3.75%, 05/15/46	750	566,269
4.20%, 08/15/48	63	50,663
3.50%, 12/01/49	861	604,206
3.35%, 05/15/50(a)	500	354,225
2.65%, 09/15/50(a)	250	153,552
Avista Corp. 4.35%, 06/01/48	496	416,660
4.00%, 04/01/52(a)	300	233,943
Baltimore Gas and Electric Co. 6.35%, 10/01/36	288	316,735
3.50%, 08/15/46	579	437,425
3.75%, 08/15/47	800	635,031
3.20%, 09/15/49	145	103,123
2.90%, 06/15/50	221	147,350
4.55%, 06/01/52	630	565,570
5.40%, 06/01/53	510	518,239
Berkshire Hathaway Energy Co. 6.13%, 04/01/36	1,563	1,695,466
5.95%, 05/15/37	454	485,065
5.15%, 11/15/43(a)	263	260,644
4.50%, 02/01/45	679	624,418
3.80%, 07/15/48	763	599,156
4.45%, 01/15/49	963	835,292
4.25%, 10/15/50	829	689,369
2.85%, 05/15/51	1,429	953,349
4.60%, 05/01/53	1,029	908,964
Black Hills Corp. 6.15%, 05/15/34	540	566,728
4.20%, 09/15/46(a)	250	198,140
3.88%, 10/15/49	213	156,693
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42	26	20,851
4.50%, 04/01/44	800	730,158
3.95%, 03/01/48	163	136,251
5.30%, 04/01/53	60	61,453
Sereis AJ, 4.85%, 10/01/52	500	476,890
Series AC, 4.25%, 02/01/49	950	824,642
Series AD, 2.90%, 07/01/50	150	102,982
Series AF, 3.35%, 04/01/51	613	456,208
Series AH, 3.60%, 03/01/52	800	623,710
CenterPoint Energy, Inc., 3.70%, 09/01/49(a)	163	121,773
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	253,996
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	280	287,004

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Commonwealth Edison Co. 5.90%, 03/15/36	$800	$861,729
6.45%, 01/15/38	350	386,187
3.80%, 10/01/42	320	264,703
4.60%, 08/15/43	175	161,120
3.70%, 03/01/45	163	130,216
4.35%, 11/15/45	800	697,998
3.65%, 06/15/46	620	484,973
4.00%, 03/01/48	829	690,668
4.00%, 03/01/49	829	684,975
3.00%, 03/01/50	413	282,470
5.30%, 02/01/53(a)	440	443,453
Series 123, 3.75%, 08/15/47	900	713,389
Series 127, 3.20%, 11/15/49	505	359,780
Series 130, 3.13%, 03/15/51	329	228,322
Series 131, 2.75%, 09/01/51	413	264,526
Series 133, 3.85%, 03/15/52	659	522,975
Connecticut Light and Power Co. 4.30%, 04/15/44	450	394,382
4.00%, 04/01/48	1,200	1,007,647
5.25%, 01/15/53(a)	500	499,750
Series A, 4.15%, 06/01/45(a)	600	520,574
Consolidated Edison Co. of New York, Inc. 5.70%, 06/15/40	400	410,728
3.95%, 03/01/43	547	461,308
4.45%, 03/15/44	663	590,937
4.50%, 12/01/45	563	502,694
3.85%, 06/15/46	829	671,517
3.20%, 12/01/51	450	316,195
6.15%, 11/15/52	700	787,821
5.90%, 11/15/53	575	626,786
4.63%, 12/01/54	600	537,088
4.50%, 05/15/58	829	722,679
3.70%, 11/15/59	480	354,284
3.60%, 06/15/61(a)	620	460,173
Series 06-A, 5.85%, 03/15/36	500	526,536
Series 07-A, 6.30%, 08/15/37	393	431,716
Series 08-B, 6.75%, 04/01/38	800	915,049
Series 09-C, 5.50%, 12/01/39	867	879,931
Series 12-A, 4.20%, 03/15/42	329	283,434
Series 2017, 3.88%, 06/15/47	400	321,846
Series 20B, 3.95%, 04/01/50	829	686,758
Series A, 4.13%, 05/15/49	913	755,905
Series C, 4.30%, 12/01/56	413	346,905
Series C, 4.00%, 11/15/57(a)	620	496,039
Series C, 3.00%, 12/01/60	660	421,741
Series E, 4.65%, 12/01/48	413	370,866
Constellation Energy Generation LLC 6.25%, 10/01/39	847	905,815
5.75%, 10/01/41	413	412,923
5.60%, 06/15/42	869	864,468
6.50%, 10/01/53	840	938,857
Consumers Energy Co. 3.25%, 08/15/46	1,000	760,915
4.05%, 05/15/48	450	386,755
4.35%, 04/15/49	829	739,548
3.10%, 08/15/50	390	281,282
3.50%, 08/01/51	829	643,117
2.65%, 08/15/52	34	21,944
4.20%, 09/01/52	510	439,292
2.50%, 05/01/60(a)	799	470,436
Dayton Power & Light Co., 3.95%, 06/15/49	300	225,376

Security	Par (000)	Value

Electric Utilities (continued)
Dominion Energy South Carolina, Inc. 5.45%, 02/01/41	$829	$835,269
4.60%, 06/15/43	463	421,563
6.25%, 10/15/53	140	159,318
5.10%, 06/01/65	413	391,732
Dominion Energy, Inc. 7.00%, 06/15/38	163	183,642
4.70%, 12/01/44	829	728,621
Series A, 4.60%, 03/15/49	413	357,405
Series B, 5.95%, 06/15/35	290	304,769
Series B, 4.85%, 08/15/52(a)	400	360,627
Series C, 3.30%, 04/15/41	225	170,389
Series C, 4.90%, 08/01/41	409	375,611
DTE Electric Co. 4.30%, 07/01/44(a)	300	263,825
3.70%, 03/15/45	534	430,898
3.70%, 06/01/46	163	129,947
3.75%, 08/15/47	630	502,989
3.95%, 03/01/49	750	618,922
2.95%, 03/01/50	829	574,440
5.40%, 04/01/53	400	411,483
Series A, 4.00%, 04/01/43(a)	97	82,509
Series A, 4.05%, 05/15/48	463	388,282
Series B, 3.25%, 04/01/51	479	343,767
Series B, 3.65%, 03/01/52	117	90,827
Duke Energy Carolinas LLC 6.10%, 06/01/37	413	443,640
6.00%, 01/15/38	900	966,912
6.05%, 04/15/38	511	552,589
5.30%, 02/15/40	713	721,250
4.25%, 12/15/41	829	728,330
4.00%, 09/30/42	1,113	942,716
3.75%, 06/01/45	500	397,570
3.88%, 03/15/46	800	642,166
3.70%, 12/01/47	413	320,648
3.95%, 03/15/48	329	267,037
3.20%, 08/15/49	769	549,524
3.45%, 04/15/51	225	166,839
3.55%, 03/15/52	892	668,113
5.35%, 01/15/53	750	754,181
5.40%, 01/15/54	1,032	1,044,213
Duke Energy Corp. 3.30%, 06/15/41(a)	279	213,347
4.80%, 12/15/45	463	424,237
3.75%, 09/01/46	1,243	958,751
3.95%, 08/15/47	413	327,572
4.20%, 06/15/49(a)	413	335,036
3.50%, 06/15/51	829	598,961
5.00%, 08/15/52	1,050	970,888
6.10%, 09/15/53	675	726,389
Duke Energy Florida LLC 6.35%, 09/15/37	450	497,931
6.40%, 06/15/38	1,100	1,225,898
5.65%, 04/01/40	300	308,409
3.40%, 10/01/46	863	641,817
3.00%, 12/15/51	300	200,088
5.95%, 11/15/52	525	569,178
6.20%, 11/15/53	375	419,647
Duke Energy Indiana LLC 6.12%, 10/15/35	500	533,302
6.35%, 08/15/38	275	303,859
6.45%, 04/01/39	200	221,879

9

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Indiana LLC (continued) 3.75%, 05/15/46	$413	$324,182
2.75%, 04/01/50	500	319,458
5.40%, 04/01/53	450	449,277
Series WWW, 4.90%, 07/15/43	163	155,101
Series YYY, 3.25%, 10/01/49	800	564,887
Duke Energy Ohio, Inc. 3.70%, 06/15/46	163	125,866
5.65%, 04/01/53	125	129,289
Duke Energy Progress LLC 6.30%, 04/01/38	300	331,067
4.10%, 05/15/42	797	677,787
4.10%, 03/15/43	863	731,051
4.38%, 03/30/44	326	287,994
4.15%, 12/01/44	413	349,880
4.20%, 08/15/45	963	820,530
3.70%, 10/15/46	238	185,783
3.60%, 09/15/47	829	633,773
2.50%, 08/15/50	413	255,083
2.90%, 08/15/51	1,026	674,557
4.00%, 04/01/52	100	80,423
5.35%, 03/15/53	300	300,006
El Paso Electric Co., 6.00%, 05/15/35	413	417,334
Emera U.S. Finance LP, 4.75%, 06/15/46	988	816,414
Entergy Arkansas LLC 4.20%, 04/01/49(a)	350	297,490
2.65%, 06/15/51	975	607,746
3.35%, 06/15/52	288	205,417
Entergy Corp., 3.75%, 06/15/50	464	346,445
Entergy Louisiana LLC 3.10%, 06/15/41(a)	400	301,656
4.95%, 01/15/45(a)	350	326,042
4.20%, 09/01/48	913	761,363
4.20%, 04/01/50	829	686,691
2.90%, 03/15/51	493	322,471
4.75%, 09/15/52	500	453,415
Entergy Mississippi LLC 3.85%, 06/01/49	413	325,417
3.50%, 06/01/51(a)	225	165,192
Entergy Texas, Inc.
4.50%, 03/30/39	400	365,552
3.55%, 09/30/49	130	96,793
5.00%, 09/15/52	200	186,363
5.80%, 09/01/53(a)	325	345,969
Evergy Kansas Central, Inc. 4.13%, 03/01/42	400	340,525
4.10%, 04/01/43	350	291,022
4.25%, 12/01/45	829	698,280
3.25%, 09/01/49	413	286,765
3.45%, 04/15/50	413	300,956
5.70%, 03/15/53	345	359,495
Evergy Metro, Inc. 5.30%, 10/01/41	340	335,047
Series 2019, 4.13%, 04/01/49	550	446,537
Eversource Energy, 3.45%, 01/15/50	629	443,375
Exelon Corp. 4.95%, 06/15/35	700	673,443
5.63%, 06/15/35	300	305,312
5.10%, 06/15/45	763	715,684
4.45%, 04/15/46	600	519,797
4.70%, 04/15/50	713	637,068
5.60%, 03/15/53	670	675,558
Series WI, 4.10%, 03/15/52(a)	959	771,195

Security	Par (000)	Value

Electric Utilities (continued)
Florida Power & Light Co. 5.63%, 04/01/34(a)	$450	$482,171
4.95%, 06/01/35	830	840,139
5.95%, 02/01/38	800	876,323
5.96%, 04/01/39	250	276,843
5.69%, 03/01/40	413	439,086
5.25%, 02/01/41	413	417,384
4.13%, 02/01/42	413	367,646
4.05%, 06/01/42	700	611,384
3.80%, 12/15/42	400	340,001
4.05%, 10/01/44	620	539,363
3.70%, 12/01/47	829	659,150
3.95%, 03/01/48	788	659,123
4.13%, 06/01/48	413	354,756
3.99%, 03/01/49	413	345,774
3.15%, 10/01/49(a)	733	528,980
2.88%, 12/04/51	1,200	812,791
5.30%, 04/01/53(a)	445	454,748
Georgia Power Co. 4.30%, 03/15/42	729	645,387
4.30%, 03/15/43	340	294,370
5.13%, 05/15/52	930	917,041
Series A, 3.25%, 03/15/51	600	429,689
Series B, 3.70%, 01/30/50	829	649,984
Iberdrola International BV, 6.75%, 07/15/36(a)	300	343,851
Idaho Power Co. 5.50%, 03/15/53	220	221,462
5.80%, 04/01/54	521	548,046
Series K, 4.20%, 03/01/48	400	335,809
Indiana Michigan Power Co. 6.05%, 03/15/37	513	548,276
4.25%, 08/15/48	163	135,284
5.63%, 04/01/53	305	314,997
Series K, 4.55%, 03/15/46	96	84,532
Series L, 3.75%, 07/01/47	829	636,843
Interstate Power and Light Co. 6.25%, 07/15/39	260	280,447
3.70%, 09/15/46	363	278,988
3.50%, 09/30/49	477	346,272
3.10%, 11/30/51(a)	355	234,445
ITC Holdings Corp., 5.30%, 07/01/43	200	192,525
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42(a)	641	598,355
Kentucky Utilities Co. 5.13%, 11/01/40	850	827,383
4.38%, 10/01/45	829	717,468
3.30%, 06/01/50	225	161,521
Louisville Gas and Electric Co., 4.25%, 04/01/49(a)	754	627,966
MidAmerican Energy Co. 5.80%, 10/15/36	300	318,796
4.80%, 09/15/43	163	152,598
4.40%, 10/15/44	829	733,449
4.25%, 05/01/46	300	259,677
3.95%, 08/01/47	400	329,581
3.65%, 08/01/48	413	324,712
4.25%, 07/15/49	943	816,747
3.15%, 04/15/50	513	363,880
2.70%, 08/01/52	225	143,496
5.85%, 09/15/54	800	874,357
5.30%, 02/01/55	145	147,067
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	263	224,904
Series B, 3.10%, 07/30/51(a)	413	276,086

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
National Grid USA, 5.80%, 04/01/35(a)	$300	$306,995
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	232,112
4.30%, 03/15/49	413	355,954
Nevada Power Co.
6.00%, 03/15/54	450	483,796
Series EE, 3.13%, 08/01/50	329	223,550
Series GG, 5.90%, 05/01/53	100	105,669
Series N, 6.65%, 04/01/36	600	657,435
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	454	298,483
5.25%, 02/28/53	950	914,485
5.55%, 03/15/54	1,250	1,251,107
Northern States Power Co.
6.20%, 07/01/37	400	441,507
5.35%, 11/01/39	350	357,325
3.40%, 08/15/42	130	101,985
4.13%, 05/15/44	250	213,665
4.00%, 08/15/45	250	208,132
3.60%, 05/15/46	500	391,341
3.60%, 09/15/47	953	746,654
2.90%, 03/01/50	366	250,870
2.60%, 06/01/51	700	448,075
3.20%, 04/01/52	145	104,367
4.50%, 06/01/52	626	565,188
5.10%, 05/15/53	600	594,735
NorthWestern Corp., 4.18%, 11/15/44	350	287,843
NSTAR Electric Co.
3.10%, 06/01/51(a)	250	173,164
4.55%, 06/01/52	381	339,591
4.95%, 09/15/52(a)	225	215,126
Oglethorpe Power Corp.
5.95%, 11/01/39(a)	350	360,114
5.38%, 11/01/40	300	289,173
4.50%, 04/01/47	479	404,249
5.05%, 10/01/48	829	747,570
3.75%, 08/01/50	163	120,007
6.20%, 12/01/53(c)	425	451,472
Ohio Edison Co., 6.88%, 07/15/36	300	339,627
Ohio Power Co.
4.15%, 04/01/48	829	677,724
Series R, 2.90%, 10/01/51	609	401,036
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	450	370,154
3.85%, 08/15/47	150	117,142
5.60%, 04/01/53	270	281,673
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	163	165,964
4.55%, 12/01/41	350	325,267
5.30%, 06/01/42(a)	295	312,215
3.75%, 04/01/45	163	133,247
3.80%, 09/30/47	104	83,761
4.10%, 11/15/48	413	350,517
3.80%, 06/01/49	829	678,586
3.10%, 09/15/49	609	435,463
3.70%, 05/15/50	370	291,990
2.70%, 11/15/51(a)	626	403,225
4.60%, 06/01/52	500	456,543
4.95%, 09/15/52	800	778,033
5.35%, 10/01/52(a)	300	306,536
Pacific Gas and Electric Co.
6.95%, 03/15/34	435	479,138
4.50%, 07/01/40(a)	1,509	1,299,324

Security	Par (000)	Value

Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
3.30%, 08/01/40	$741	$548,755
4.20%, 06/01/41	712	571,040
4.45%, 04/15/42	450	372,118
3.75%, 08/15/42	350	262,535
4.60%, 06/15/43	350	293,139
4.75%, 02/15/44	613	523,663
4.30%, 03/15/45	476	379,809
4.25%, 03/15/46	700	548,845
4.00%, 12/01/46	510	383,397
3.95%, 12/01/47	655	488,932
4.95%, 07/01/50(a)	2,796	2,436,649
3.50%, 08/01/50	1,745	1,218,385
5.25%, 03/01/52	543	486,127
6.75%, 01/15/53	1,205	1,324,928
6.70%, 04/01/53	665	731,938
PacifiCorp.
5.25%, 06/15/35(a)	163	162,231
5.75%, 04/01/37	500	515,753
6.25%, 10/15/37	700	745,846
6.35%, 07/15/38	243	264,746
6.00%, 01/15/39(a)	500	524,142
4.10%, 02/01/42	163	133,662
4.13%, 01/15/49	829	664,700
4.15%, 02/15/50	663	530,570
3.30%, 03/15/51	1,000	681,922
2.90%, 06/15/52	926	588,593
5.35%, 12/01/53	950	898,563
5.50%, 05/15/54(a)	1,135	1,096,419
5.80%, 01/15/55	950	951,754
PECO Energy Co.
5.95%, 10/01/36	260	281,520
3.90%, 03/01/48	829	688,522
3.00%, 09/15/49	126	87,870
3.05%, 03/15/51(a)	57	39,477
2.85%, 09/15/51	243	161,147
4.60%, 05/15/52	300	276,072
4.38%, 08/15/52(a)	200	176,108
Potomac Electric Power Co.
6.50%, 11/15/37	450	513,628
4.15%, 03/15/43(a)	563	495,943
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	278,549
4.75%, 07/15/43	163	153,833
4.15%, 10/01/45	300	258,227
3.95%, 06/01/47	400	331,700
4.15%, 06/15/48(a)	400	343,127
3.00%, 10/01/49	110	77,617
5.25%, 05/15/53	500	503,775
Progress Energy, Inc., 6.00%, 12/01/39(a)	800	838,246
Public Service Co. of Colorado
3.60%, 09/15/42	163	128,812
3.80%, 06/15/47	829	649,744
4.05%, 09/15/49	829	663,784
5.25%, 04/01/53(a)	750	737,016
Series 34, 3.20%, 03/01/50	450	315,201
Series 36, 2.70%, 01/15/51	660	410,565
Series 39, 4.50%, 06/01/52	500	431,097
Public Service Co. of New Hampshire
3.60%, 07/01/49	229	178,132
5.15%, 01/15/53	275	273,933
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51(a)	130	89,034

11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric and Gas Co.
5.80%, 05/01/37	$288	$304,379
3.95%, 05/01/42(a)	385	331,550
3.80%, 01/01/43	260	218,209
3.80%, 03/01/46	1,036	848,253
3.60%, 12/01/47	250	200,874
4.05%, 05/01/48	350	300,380
3.85%, 05/01/49	413	340,940
3.20%, 08/01/49	300	219,072
3.15%, 01/01/50	329	239,512
2.70%, 05/01/50	300	199,913
2.05%, 08/01/50	300	178,300
3.00%, 03/01/51	829	581,944
5.13%, 03/15/53(a)	390	393,549
5.45%, 08/01/53(a)	300	314,482
Puget Sound Energy, Inc.
6.27%, 03/15/37(a)	400	431,627
5.76%, 10/01/39	300	309,400
5.80%, 03/15/40	413	425,740
5.64%, 04/15/41(a)	250	253,925
4.30%, 05/20/45	400	343,674
4.22%, 06/15/48	413	341,464
3.25%, 09/15/49	370	259,095
2.89%, 09/15/51	300	196,087
5.45%, 06/01/53	320	326,015
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	428,553
4.15%, 05/15/48	829	700,079
3.70%, 03/15/52	400	307,933
5.35%, 04/01/53	870	870,317
Series RRR, 3.75%, 06/01/47	300	237,660
Series TTT, 4.10%, 06/15/49	700	580,799
Series UUU, 3.32%, 04/15/50	300	215,633
Series WWW, 2.95%, 08/15/51	600	419,390
Sempra
3.80%, 02/01/38	1,129	959,995
6.00%, 10/15/39	700	736,236
4.00%, 02/01/48	829	669,571
Sierra Pacific Power Co., 5.90%, 03/15/54(c)	550	576,496
Southern California Edison Co.
5.63%, 02/01/36	300	308,202
6.05%, 03/15/39	700	747,949
4.50%, 09/01/40	704	631,566
4.05%, 03/15/42	340	286,019
4.65%, 10/01/43	1,038	943,067
4.00%, 04/01/47	1,779	1,445,607
3.65%, 02/01/50	1,029	782,473
3.45%, 02/01/52	805	580,517
5.70%, 03/01/53	465	478,124
5.88%, 12/01/53(a)	570	597,967
Series 04-G, 5.75%, 04/01/35	300	311,229
Series 05-E, 5.35%, 07/15/35	300	305,752
Series 08-A, 5.95%, 02/01/38	413	434,033
Series 13-A, 3.90%, 03/15/43	207	168,729
Series 20A, 2.95%, 02/01/51	1,000	661,622
Series B, 4.88%, 03/01/49	413	378,205
Series C, 3.60%, 02/01/45	163	125,454
Series C, 4.13%, 03/01/48	1,279	1,052,664
Series E, 5.45%, 06/01/52	243	241,314
Series H, 3.65%, 06/01/51	629	476,159
Southern Co.
5.70%, 03/15/34(a)	325	339,851

Security	Par (000)	Value

Electric Utilities (continued)
Southern Co. (continued)
4.25%, 07/01/36	$550	$503,424
4.40%, 07/01/46	1,920	1,686,008
Southern Power Co.
5.15%, 09/15/41	725	684,539
5.25%, 07/15/43	413	391,142
Series F, 4.95%, 12/15/46	829	752,867
Southwestern Electric Power Co.
6.20%, 03/15/40	300	317,158
3.25%, 11/01/51	229	154,977
Series J, 3.90%, 04/01/45(a)	340	264,034
Series L, 3.85%, 02/01/48	413	310,623
Southwestern Public Service Co.
3.40%, 08/15/46	100	71,270
3.70%, 08/15/47	413	310,356
3.75%, 06/15/49	829	625,348
Series 8, 3.15%, 05/01/50(a)	154	104,059
Tampa Electric Co.
4.10%, 06/15/42	113	96,148
4.35%, 05/15/44	300	257,519
4.30%, 06/15/48	329	275,376
4.45%, 06/15/49	961	830,584
3.63%, 06/15/50	300	221,504
5.00%, 07/15/52(a)	175	163,515
Toledo Edison Co., 6.15%, 05/15/37	276	299,004
Tucson Electric Power Co.
4.85%, 12/01/48(a)	163	148,387
4.00%, 06/15/50	500	391,958
3.25%, 05/01/51	130	89,058
5.50%, 04/15/53	250	252,717
Union Electric Co.
5.30%, 08/01/37	300	303,844
8.45%, 03/15/39	300	392,670
3.90%, 09/15/42(a)	1,000	839,288
3.65%, 04/15/45	285	223,712
4.00%, 04/01/48	579	464,910
3.25%, 10/01/49	413	288,485
3.90%, 04/01/52(a)	529	426,649
5.45%, 03/15/53	550	556,835
5.25%, 01/15/54	350	343,774
Virginia Electric and Power Co.
6.35%, 11/30/37	1,000	1,101,905
8.88%, 11/15/38	950	1,298,398
4.00%, 01/15/43	463	393,821
4.45%, 02/15/44	538	476,531
4.60%, 12/01/48	374	333,682
3.30%, 12/01/49	209	152,471
2.45%, 12/15/50	891	536,950
2.95%, 11/15/51(a)	613	410,719
5.45%, 04/01/53	735	747,898
5.70%, 08/15/53	450	470,253
5.35%, 01/15/54	325	323,923
Series A, 6.00%, 05/15/37	863	924,297
Series B, 6.00%, 01/15/36	829	892,061
Series B, 4.20%, 05/15/45(a)	300	253,121
Series B, 3.80%, 09/15/47	413	324,050
Series C, 4.00%, 11/15/46	225	185,743
Series C, 4.63%, 05/15/52	529	472,763
Series D, 4.65%, 08/15/43	413	375,541
Wisconsin Electric Power Co.
5.70%, 12/01/36(a)	500	524,955
4.30%, 10/15/48	620	530,159

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Wisconsin Power and Light Co., 6.38%, 08/15/37	$200	$218,735
Wisconsin Public Service Corp.
4.75%, 11/01/44(a)	400	367,282
3.30%, 09/01/49(a)	516	370,477
2.85%, 12/01/51	153	100,439
Xcel Energy, Inc.
6.50%, 07/01/36	650	726,416
3.50%, 12/01/49	530	385,119

		233,704,901

Electrical Equipment — 0.1%
Eaton Corp.
4.15%, 11/02/42	913	823,228
4.70%, 08/23/52(a)	800	768,331
Emerson Electric Co.
5.25%, 11/15/39	250	259,738
2.75%, 10/15/50	829	554,495
2.80%, 12/21/51(a)	757	506,153

		2,911,945

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.
5.75%, 08/15/40	350	357,309
4.75%, 03/15/42	550	507,312
5.35%, 11/15/48(a)	620	616,964
3.90%, 11/15/49	163	131,673
4.38%, 11/15/57(a)	620	541,537
5.85%, 11/15/68	496	499,543
5.45%, 11/15/79	963	933,724
Honeywell International, Inc.
5.70%, 03/15/36	450	488,465
5.70%, 03/15/37	400	434,627
5.38%, 03/01/41	400	420,467
3.81%, 11/21/47	413	346,348
2.80%, 06/01/50	659	489,698
Tyco Electronics Group SA, 7.13%, 10/01/37	325	384,054

		6,151,721

Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	976	971,012
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc., 4.08%, 12/15/47	1,243	1,034,370
Halliburton Co.
4.85%, 11/15/35	829	821,323
6.70%, 09/15/38	800	932,065
7.45%, 09/15/39(a)	930	1,155,964
4.50%, 11/15/41	450	407,339
4.75%, 08/01/43	736	692,294
5.00%, 11/15/45(a)	1,709	1,648,550
NOV, Inc., 3.95%, 12/01/42	1,017	786,211

		8,449,128

Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	66	56,895
Republic Services, Inc.
5.00%, 04/01/34	710	717,203
6.20%, 03/01/40(a)	400	446,595
5.70%, 05/15/41	600	644,946
3.05%, 03/01/50(a)	250	178,864
Waste Connections, Inc.
3.05%, 04/01/50	329	231,335
2.95%, 01/15/52	550	379,776

Security	Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Waste Management, Inc.
4.88%, 02/15/34	$700	$704,717
2.95%, 06/01/41	470	359,198
4.10%, 03/01/45	355	313,042
4.15%, 07/15/49	663	584,544
2.50%, 11/15/50(a)	450	290,227

		4,907,342

Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,175	940,630
CME Group, Inc.
5.30%, 09/15/43	829	860,363
4.15%, 06/15/48	650	570,857
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	1,000	966,800
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,029	754,142
4.25%, 09/21/48	1,363	1,187,839
3.00%, 06/15/50	1,259	873,375
4.95%, 06/15/52(a)	1,121	1,077,046
3.00%, 09/15/60	1,235	796,944
5.20%, 06/15/62	925	928,119
Voya Financial, Inc.
5.70%, 07/15/43	413	410,028
4.80%, 06/15/46	255	222,448

		9,588,591

Food Products — 0.7%
Archer-Daniels-Midland Co.
5.38%, 09/15/35(a)	700	722,690
4.54%, 03/26/42	350	315,299
4.02%, 04/16/43	59	49,411
3.75%, 09/15/47	354	278,586
4.50%, 03/15/49	829	739,936
2.70%, 09/15/51	600	387,808
Conagra Brands, Inc.
5.40%, 11/01/48	823	784,901
Class F4, 5.30%, 11/01/38	829	807,333
Hershey Co.
3.13%, 11/15/49	413	307,483
2.65%, 06/01/50	300	200,904
Hormel Foods Corp., 3.05%, 06/03/51	413	286,520
J M Smucker Co.
4.25%, 03/15/35	513	474,457
2.75%, 09/15/41	200	137,677
6.50%, 11/15/43	650	724,481
4.38%, 03/15/45	563	494,127
3.55%, 03/15/50	330	239,824
6.50%, 11/15/53	830	937,796
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL(c)
6.75%, 03/15/34	1,275	1,341,963
7.25%, 11/15/53	700	761,301
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.38%, 02/02/52	800	595,040
6.50%, 12/01/52	1,025	1,023,295
Mondelez International, Inc., 2.63%, 09/04/50	955	624,987
Pilgrim’s Pride Corp., 6.88%, 05/15/34	465	495,590
Tyson Foods, Inc.
4.88%, 08/15/34	375	363,346

13

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
Tyson Foods, Inc. (continued)
5.15%, 08/15/44	$338	$313,166
4.55%, 06/02/47	738	615,803
5.10%, 09/28/48	1,168	1,054,372

		15,078,096

Gas Utilities — 0.6%
Atmos Energy Corp.
4.15%, 01/15/43(a)	26	22,955
4.13%, 10/15/44	640	564,216
4.30%, 10/01/48	438	387,269
4.13%, 03/15/49	1,243	1,055,903
3.38%, 09/15/49	520	386,021
2.85%, 02/15/52(a)	650	430,455
5.75%, 10/15/52	500	542,675
6.20%, 11/15/53(a)	550	629,405
CenterPoint Energy Resources Corp.
5.85%, 01/15/41(a)	163	171,494
4.10%, 09/01/47	330	270,458
NiSource, Inc.
5.95%, 06/15/41	319	331,628
5.25%, 02/15/43	301	293,999
4.80%, 02/15/44	663	607,668
5.65%, 02/01/45	428	429,459
4.38%, 05/15/47(a)	963	826,489
3.95%, 03/30/48	675	536,928
5.00%, 06/15/52(a)	450	419,621
ONE Gas, Inc.
4.66%, 02/01/44(a)	563	516,891
4.50%, 11/01/48	350	308,613
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	224,593
3.64%, 11/01/46	255	187,210
3.35%, 06/01/50	329	225,543
5.05%, 05/15/52	325	299,771
Southern California Gas Co.
3.75%, 09/15/42	600	486,972
6.35%, 11/15/52	150	169,431
5.75%, 06/01/53	320	332,805
Series UU, 4.13%, 06/01/48	163	136,461
Series VV, 4.30%, 01/15/49	204	172,443
Series WW, 3.95%, 02/15/50	350	276,799
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	550	563,962
4.40%, 06/01/43	261	222,462
3.95%, 10/01/46	520	408,572
4.40%, 05/30/47	350	296,700
Series 21A, 3.15%, 09/30/51	745	502,335
Southwest Gas Corp., 3.18%, 08/15/51(a)	695	449,933
Washington Gas Light Co.
3.65%, 09/15/49(a)	413	308,247
Series K, 3.80%, 09/15/46	350	268,416

		14,264,802

Ground Transportation — 2.6%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	280,874
6.15%, 05/01/37	650	729,353
5.75%, 05/01/40	750	807,777
5.05%, 03/01/41	450	449,980
5.40%, 06/01/41	500	519,638
4.95%, 09/15/41	250	246,430
4.40%, 03/15/42	647	597,211

Security	Par (000)	Value

Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.38%, 09/01/42	$563	$517,101
4.45%, 03/15/43	830	770,909
5.15%, 09/01/43	713	725,660
4.90%, 04/01/44	1,013	989,174
4.55%, 09/01/44	813	755,828
4.15%, 04/01/45	1,013	890,722
4.70%, 09/01/45	338	323,496
3.90%, 08/01/46	309	258,499
4.13%, 06/15/47	763	660,935
4.05%, 06/15/48	829	713,347
4.15%, 12/15/48	813	703,377
3.55%, 02/15/50	931	733,597
3.05%, 02/15/51	329	234,285
3.30%, 09/15/51	829	620,941
2.88%, 06/15/52	575	393,262
4.45%, 01/15/53	800	732,297
5.20%, 04/15/54	1,510	1,539,006
Canadian National Railway Co.
6.25%, 08/01/34	400	448,740
6.20%, 06/01/36	450	501,825
6.38%, 11/15/37	250	280,431
3.20%, 08/02/46(a)	585	446,210
3.65%, 02/03/48	493	400,476
2.45%, 05/01/50	1,174	753,311
4.40%, 08/05/52(a)	793	723,547
6.13%, 11/01/53(a)	310	364,814
Canadian Pacific Railway Co.
4.80%, 09/15/35	163	159,936
5.95%, 05/15/37	500	532,796
3.00%, 12/02/41	992	884,955
4.30%, 05/15/43	400	350,799
4.80%, 08/01/45	519	486,081
4.95%, 08/15/45	450	425,701
4.70%, 05/01/48	413	373,408
3.50%, 05/01/50	363	275,452
3.10%, 12/02/51	1,342	948,073
4.20%, 11/15/69	377	306,434
6.13%, 09/15/2115	963	1,058,983
CSX Corp.
6.00%, 10/01/36	300	328,944
6.15%, 05/01/37	650	723,252
6.22%, 04/30/40	550	614,291
5.50%, 04/15/41	500	519,373
4.75%, 05/30/42	911	863,493
4.10%, 03/15/44	750	652,695
3.80%, 11/01/46	750	619,712
4.30%, 03/01/48	820	725,696
4.75%, 11/15/48	450	425,644
4.50%, 03/15/49	829	751,015
3.35%, 09/15/49	590	437,353
3.80%, 04/15/50	454	362,807
3.95%, 05/01/50	571	470,977
2.50%, 05/15/51(a)	425	269,517
4.50%, 11/15/52	650	592,042
4.50%, 08/01/54	413	373,982
4.25%, 11/01/66	663	553,810
4.65%, 03/01/68	413	372,351
Norfolk Southern Corp.
4.84%, 10/01/41(a)	600	575,076
3.95%, 10/01/42	626	530,376
4.45%, 06/15/45	563	503,247

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
Norfolk Southern Corp. (continued)
4.65%, 01/15/46	$600	$553,164
3.94%, 11/01/47	745	613,294
4.15%, 02/28/48	713	605,299
4.10%, 05/15/49	400	332,948
3.40%, 11/01/49	276	204,220
3.05%, 05/15/50	675	468,491
2.90%, 08/25/51	626	418,163
4.05%, 08/15/52	829	691,837
3.70%, 03/15/53	272	211,762
4.55%, 06/01/53	675	607,117
5.35%, 08/01/54	1,150	1,172,691
3.16%, 05/15/55	829	570,181
5.95%, 03/15/64	525	575,766
4.10%, 05/15/2121	579	432,914
Union Pacific Corp.
3.38%, 02/01/35	413	362,350
2.89%, 04/06/36	700	582,688
3.60%, 09/15/37	436	385,320
3.55%, 08/15/39	500	427,985
3.20%, 05/20/41	825	654,176
3.38%, 02/14/42	493	399,802
4.05%, 11/15/45	163	137,549
4.05%, 03/01/46	466	397,145
4.50%, 09/10/48	413	370,671
4.30%, 03/01/49	550	482,825
3.25%, 02/05/50	1,711	1,288,834
3.80%, 10/01/51(a)	1,013	830,264
2.95%, 03/10/52	1,086	753,320
4.95%, 09/09/52(a)	550	548,841
3.50%, 02/14/53(a)	1,216	945,305
4.95%, 05/15/53(a)	625	621,635
3.95%, 08/15/59(a)	645	524,861
3.84%, 03/20/60	1,501	1,197,718
3.55%, 05/20/61	977	727,961
2.97%, 09/16/62	1,000	652,572
5.15%, 01/20/63	200	199,980
4.10%, 09/15/67	400	327,755
3.75%, 02/05/70	625	477,172
3.80%, 04/06/71	1,159	894,090
3.85%, 02/14/72	451	349,449

		58,179,439

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,466	1,483,818
6.15%, 11/30/37	500	569,206
6.00%, 04/01/39	500	577,728
5.30%, 05/27/40	613	649,913
4.75%, 04/15/43	563	561,415
4.90%, 11/30/46	3,159	3,159,872
Baxter International, Inc.
3.50%, 08/15/46	238	172,965
3.13%, 12/01/51(a)	421	282,459
Becton Dickinson & Co.
4.69%, 12/15/44	944	882,463
4.67%, 06/06/47	1,513	1,401,330
3.79%, 05/20/50	397	319,483
Boston Scientific Corp.
6.50%, 11/15/35	240	269,931
4.55%, 03/01/39	565	542,649
7.38%, 01/15/40	250	298,645
4.70%, 03/01/49(a)	589	555,561

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Danaher Corp.(a)
4.38%, 09/15/45	$375	$342,755
2.60%, 10/01/50	813	532,174
2.80%, 12/10/51	960	647,798
DH Europe Finance II SARL
3.25%, 11/15/39	629	519,090
3.40%, 11/15/49	958	739,074
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	515	587,624
Koninklijke Philips NV
6.88%, 03/11/38	674	743,102
5.00%, 03/15/42	413	380,407
Medtronic, Inc.
4.38%, 03/15/35	1,938	1,888,700
4.63%, 03/15/45	1,700	1,628,870
Revvity, Inc., 3.63%, 03/15/51	300	213,186
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	500	381,871
Stryker Corp.
4.10%, 04/01/43	300	264,709
4.38%, 05/15/44(a)	350	316,519
4.63%, 03/15/46(a)	636	603,434
2.90%, 06/15/50(a)	638	453,785
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41(a)	1,177	881,723
5.40%, 08/10/43(a)	485	507,470
5.30%, 02/01/44(a)	400	411,021
4.10%, 08/15/47	663	580,902
Zimmer Biomet Holdings, Inc.(a)
5.75%, 11/30/39	250	255,608
4.45%, 08/15/45	413	370,899

		24,978,159

Health Care Providers & Services — 4.5%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	43,960
Adventist Health System, 3.63%, 03/01/49	127	94,503
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	24,157
3.39%, 10/15/49	1,585	1,192,697
Series 2020, 3.01%, 06/15/50(a)	198	139,736
Aetna, Inc.
6.63%, 06/15/36	700	783,927
6.75%, 12/15/37	400	450,784
4.50%, 05/15/42	253	222,302
4.75%, 03/15/44	849	758,492
3.88%, 08/15/47(a)	569	442,359
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	961	632,721
Allina Health System, Series 2019, 3.89%, 04/15/49	142	116,119
Ascension Health
3.95%, 11/15/46	1,243	1,057,418
Series B, 3.11%, 11/15/39	1,500	1,185,399
Banner Health
2.91%, 01/01/42	1,140	846,889
2.91%, 01/01/51(a)	231	154,446
Series 2020, 3.18%, 01/01/50(a)	118	87,205
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	213	172,180
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,496	1,702,327
Bon Secours Mercy Health, Inc., Series 20-2, 3.21%, 06/01/50	110	78,517
Cardinal Health, Inc.
4.50%, 11/15/44	400	345,927
4.90%, 09/15/45	320	290,109

15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Cardinal Health, Inc. (continued)
4.37%, 06/15/47	$413	$350,526
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	145	102,490
Cencora, Inc.
4.25%, 03/01/45(a)	363	324,560
4.30%, 12/15/47	338	301,133
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	114,157
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	919,122
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	62,014
City of Hope, Series 2013, 5.62%, 11/15/43	610	607,551
Cleveland Clinic Foundation, 4.86%, 01/01/2114	250	233,752
CommonSpirit Health
3.82%, 10/01/49	1,437	1,124,840
4.19%, 10/01/49	1,761	1,459,485
6.46%, 11/01/52	343	395,297
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	225	155,460
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	750,354
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	740,312
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	1,164	900,288
Dignity Health, 5.27%, 11/01/64	26	24,822
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	722,700
Elevance Health, Inc.
5.95%, 12/15/34	350	374,799
6.38%, 06/15/37	350	386,763
4.63%, 05/15/42	775	719,977
4.65%, 01/15/43(a)	859	794,504
5.10%, 01/15/44	745	721,833
4.65%, 08/15/44	788	726,979
4.38%, 12/01/47	1,479	1,300,146
4.55%, 03/01/48	620	557,524
3.70%, 09/15/49	800	627,532
3.13%, 05/15/50	999	705,443
3.60%, 03/15/51	1,220	943,111
4.55%, 05/15/52	1,029	928,804
6.10%, 10/15/52	610	675,854
5.13%, 02/15/53(a)	700	684,826
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	326	303,288
Hackensack Meridian Health, Inc.
4.50%, 07/01/57	1,000	879,235
Series 2020, 2.68%, 09/01/41(a)	126	90,271
Series 2020, 2.88%, 09/01/50	657	451,210
Hartford HealthCare Corp., 3.45%, 07/01/54	113	80,659
HCA, Inc.
5.13%, 06/15/39	679	650,194
4.38%, 03/15/42	500	427,474
5.50%, 06/15/47(a)	1,479	1,426,586
5.25%, 06/15/49	1,856	1,717,884
3.50%, 07/15/51	1,545	1,082,925
4.63%, 03/15/52	1,906	1,616,789
5.90%, 06/01/53	760	773,376
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	1,127	918,208
Humana, Inc.
4.63%, 12/01/42	829	747,062

Security	Par (000)	Value

Health Care Providers & Services (continued)
Humana, Inc. (continued)
4.95%, 10/01/44	$563	$524,131
4.80%, 03/15/47	480	434,881
3.95%, 08/15/49	275	220,068
5.50%, 03/15/53	750	751,176
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	1,413	943,755
Inova Health System Foundation, 4.07%, 05/15/52	25	21,142
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	122	93,421
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	951,676
Kaiser Foundation Hospitals
4.15%, 05/01/47	919	803,032
Series 2019, 3.27%, 11/01/49	243	181,979
Series 2021, 2.81%, 06/01/41	1,430	1,074,042
Series 2021, 3.00%, 06/01/51	3,055	2,150,875
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	669,431
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	491,815
Series 2020, 3.19%, 07/01/49(a)	913	673,340
Series 2020, 3.34%, 07/01/60	329	234,022
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	225	194,267
Series 2021, 3.20%, 11/15/61	1,801	1,255,492
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49(a)	25	19,425
Memorial Health Services, 3.45%, 11/01/49	323	239,355
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	129,008
4.13%, 07/01/52	130	111,707
Series 2020, 2.96%, 01/01/50	1,505	1,042,369
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	607,142
Montefiore Obligated Group, 4.29%, 09/01/50	300	188,376
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	103	81,444
Mount Sinai Hospital
Series 2019, 3.74%, 07/01/49	225	170,998
Series 2020, 3.39%, 07/01/50	120	85,397
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/48	1,500	1,221,954
MultiCare Health System, 2.80%, 08/15/50	200	121,338
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	23,149
New York and Presbyterian Hospital
2.26%, 08/01/40	413	282,181
4.02%, 08/01/45	97	85,111
2.61%, 08/01/60(a)	413	240,711
Series 2019, 3.95%, 08/01/2119	270	198,349
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	130	105,835
3.81%, 11/01/49	1,544	1,184,952
Novant Health, Inc.
2.64%, 11/01/36	66	50,510
3.17%, 11/01/51	1,858	1,302,758
3.32%, 11/01/61	141	93,253
NYU Langone Hospitals
4.37%, 07/01/47(a)	645	581,837
Series 13-A, 5.75%, 07/01/43	500	524,276
Series 2020, 3.38%, 07/01/55	500	362,321
OhioHealth Corp., 2.83%, 11/15/41	272	201,853
Orlando Health Obligated Group, 3.33%, 10/01/50	125	91,975

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/50	$66	$44,570
Piedmont Healthcare, Inc., Series 2042, 2.72%, 01/01/42	106	75,889
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	105,116
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	2,499	1,504,453
Queen’s Health Systems, 4.81%, 07/01/52	60	56,993
Quest Diagnostics, Inc., 4.70%, 03/30/45(a)	363	327,948
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	57	39,633
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	1,150	958,750
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	113	73,240
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	63	42,205
Stanford Health Care
3.03%, 08/15/51(a)	579	408,096
Series 2018, 3.80%, 11/15/48	250	204,105
Summa Health, 3.51%, 11/15/51(a)	130	96,659
Sutter Health
5.55%, 08/15/53	915	963,835
Series 2018, 4.09%, 08/15/48	27	22,922
Series 20A, 3.16%, 08/15/40	115	91,399
Series 20A, 3.36%, 08/15/50	800	599,322
Texas Health Resources, 2.33%, 11/15/50(a)	107	62,750
Trinity Health Corp.
4.13%, 12/01/45	1,500	1,307,171
Series 2019, 3.43%, 12/01/48	64	49,832
Series 2021, 2.63%, 12/01/40	29	20,934
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	202,619
UnitedHealth Group, Inc.
4.63%, 07/15/35	58	58,006
5.80%, 03/15/36	1,000	1,093,404
6.50%, 06/15/37	500	578,359
6.63%, 11/15/37	800	937,998
6.88%, 02/15/38	926	1,110,097
3.50%, 08/15/39	1,384	1,170,046
2.75%, 05/15/40	1,175	888,663
5.95%, 02/15/41	26	28,371
3.05%, 05/15/41	1,639	1,274,657
4.63%, 11/15/41	496	473,180
4.38%, 03/15/42	650	601,494
3.95%, 10/15/42	597	522,604
4.25%, 03/15/43	663	601,780
4.75%, 07/15/45	1,343	1,297,634
4.20%, 01/15/47	620	547,130
4.25%, 04/15/47	829	734,204
3.75%, 10/15/47	863	703,268
4.25%, 06/15/48	1,160	1,023,792
4.45%, 12/15/48	1,579	1,433,104
3.70%, 08/15/49	1,243	995,423
2.90%, 05/15/50(a)	1,069	742,916
3.25%, 05/15/51	2,558	1,876,677
4.75%, 05/15/52	1,750	1,657,546
5.88%, 02/15/53(a)	2,400	2,663,639
5.05%, 04/15/53	1,600	1,590,011
3.88%, 08/15/59	379	303,817
3.13%, 05/15/60	1,150	795,872
4.95%, 05/15/62	1,000	966,484
6.05%, 02/15/63	1,400	1,598,034

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
5.20%, 04/15/63	$1,630	$1,633,693
UPMC, 5.38%, 05/15/43(a)	500	506,493
WakeMed, Series A, 3.29%, 10/01/52(a)	59	41,958
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	528	480,483
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	57	33,987

		100,663,687

Health Care REITs — 0.1%
Healthpeak OP LLC, 6.75%, 02/01/41(a)	250	278,423
Ventas Realty LP
5.70%, 09/30/43	550	536,617
4.88%, 04/15/49	300	259,808
Welltower OP LLC
6.50%, 03/15/41(a)	350	386,859
4.95%, 09/01/48	450	421,553

		1,883,260

Hotels, Restaurants & Leisure — 0.6%
Brunswick Corp., 5.10%, 04/01/52(a)	329	266,468
Darden Restaurants, Inc., 4.55%, 02/15/48	213	176,289
McDonald’s Corp.
4.70%, 12/09/35	696	687,574
6.30%, 10/15/37	600	675,262
6.30%, 03/01/38	829	936,807
5.70%, 02/01/39	300	321,244
4.88%, 07/15/40	50	48,790
3.70%, 02/15/42	726	607,156
4.60%, 05/26/45	829	770,937
4.88%, 12/09/45	1,154	1,117,563
4.45%, 03/01/47	1,113	1,001,536
4.45%, 09/01/48	350	316,118
3.63%, 09/01/49	1,549	1,213,319
4.20%, 04/01/50	772	662,617
5.15%, 09/09/52	650	649,337
5.45%, 08/14/53(a)	590	614,350
Starbucks Corp.
3.75%, 12/01/47	829	657,009
4.50%, 11/15/48	755	678,160
4.45%, 08/15/49	625	554,385
3.35%, 03/12/50	754	554,642
3.50%, 11/15/50	885	674,323

		13,183,886

Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51	450	316,253
MDC Holdings, Inc.
6.00%, 01/15/43	529	536,667
3.97%, 08/06/61	300	220,911
PulteGroup, Inc., 6.00%, 02/15/35(a)	300	317,663
Whirlpool Corp.(a)
4.50%, 06/01/46	413	340,124
4.60%, 05/15/50	446	367,002

		2,098,620

Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	370	304,603
5.00%, 06/15/52	400	389,045
Kimberly-Clark Corp.
6.63%, 08/01/37	600	713,435

17

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products (continued)
Kimberly-Clark Corp. (continued)
5.30%, 03/01/41	$413	$424,119
3.20%, 07/30/46(a)	136	102,977
3.90%, 05/04/47	620	515,857
2.88%, 02/07/50	660	464,233

		2,914,269

Industrial Conglomerates — 0.3%
3M Co.
5.70%, 03/15/37	500	537,325
3.13%, 09/19/46(a)	363	265,180
3.63%, 10/15/47	950	714,238
4.00%, 09/14/48(a)	829	695,745
3.25%, 08/26/49(a)	555	398,845
3.70%, 04/15/50(a)	638	494,069
ABB Finance USA, Inc., 4.38%, 05/08/42	550	500,166
General Electric Co.
5.88%, 01/14/38	800	880,512
6.88%, 01/10/39(a)	700	850,778
4.50%, 03/11/44	500	464,142
4.35%, 05/01/50	450	407,399

		6,208,399

Insurance — 3.4%
Aflac, Inc.
4.00%, 10/15/46	340	280,372
4.75%, 01/15/49	493	465,878
Alleghany Corp.
4.90%, 09/15/44(a)	150	145,316
3.25%, 08/15/51	429	320,746
Allstate Corp.
5.55%, 05/09/35	450	467,473
5.95%, 04/01/36	350	375,627
4.50%, 06/15/43	397	358,064
4.20%, 12/15/46	729	614,434
3.85%, 08/10/49	309	246,640
(3-mo. LIBOR US + 2.12%), 6.50%, 05/15/67(b)	425	424,672
American Financial Group, Inc., 4.50%, 06/15/47	620	520,189
American International Group, Inc.
3.88%, 01/15/35	500	453,373
6.25%, 05/01/36	650	688,896
4.50%, 07/16/44	700	637,706
4.80%, 07/10/45	620	591,258
4.75%, 04/01/48	829	783,151
4.38%, 06/30/50	863	764,734
Aon Corp., 6.25%, 09/30/40(a)	155	167,127
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	450	290,155
3.90%, 02/28/52	589	464,274
Aon Global Ltd.
4.60%, 06/14/44	463	414,641
4.75%, 05/15/45	488	445,776
Arch Capital Finance LLC, 5.03%, 12/15/46	500	469,829
Arch Capital Group Ltd.
7.35%, 05/01/34	250	286,409
3.64%, 06/30/50	1,029	789,355
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	259	246,393
Arthur J Gallagher & Co.
3.50%, 05/20/51	763	553,524
3.05%, 03/09/52	300	195,462
5.75%, 03/02/53	494	504,147
6.75%, 02/15/54	685	791,801

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51(a)	$300	$215,105
Athene Holding Ltd.
3.95%, 05/25/51	394	297,092
3.45%, 05/15/52	700	467,726
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	700	780,744
4.40%, 05/15/42	676	647,259
4.30%, 05/15/43	463	431,452
4.20%, 08/15/48	1,934	1,748,560
4.25%, 01/15/49	1,879	1,712,283
2.85%, 10/15/50	1,629	1,125,265
2.50%, 01/15/51	628	407,496
3.85%, 03/15/52	2,367	1,958,223
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	911	893,680
Brighthouse Financial, Inc.(a)
4.70%, 06/22/47	985	805,639
3.85%, 12/22/51	350	236,142
Brown & Brown, Inc., 4.95%, 03/17/52	570	508,248
Chubb Corp.
6.00%, 05/11/37	1,100	1,222,992
Series 1, 6.50%, 05/15/38	526	612,450
Chubb INA Holdings, Inc.
6.70%, 05/15/36(a)	200	231,464
4.15%, 03/13/43	97	87,443
4.35%, 11/03/45	1,234	1,142,074
2.85%, 12/15/51(a)	263	185,462
3.05%, 12/15/61	836	580,873
Cincinnati Financial Corp., 6.13%, 11/01/34	310	327,667
Corebridge Financial, Inc.
4.35%, 04/05/42	525	449,355
4.40%, 04/05/52	1,155	966,735
Equitable Holdings, Inc., 5.00%, 04/20/48	1,204	1,128,839
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	1,113	814,288
3.13%, 10/15/52	865	581,109
Fidelity National Financial, Inc., 3.20%, 09/17/51	422	271,672
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	500	532,161
6.10%, 10/01/41	176	188,571
4.30%, 04/15/43(a)	500	435,976
4.40%, 03/15/48	350	309,642
3.60%, 08/19/49	656	509,946
2.90%, 09/15/51	629	417,935
Jackson Financial, Inc., 4.00%, 11/23/51(a)	400	294,067
Lincoln National Corp.
6.30%, 10/09/37	363	385,408
7.00%, 06/15/40	150	168,911
4.35%, 03/01/48	230	183,986
4.38%, 06/15/50(a)	363	287,787
Loews Corp.
6.00%, 02/01/35(a)	300	324,945
4.13%, 05/15/43	400	348,180
Manulife Financial Corp., 5.38%, 03/04/46	679	680,679
Markel Group, Inc.
5.00%, 04/05/46	400	367,790
4.30%, 11/01/47(a)	220	181,073
5.00%, 05/20/49(a)	600	552,682
4.15%, 09/17/50	413	331,860
3.45%, 05/07/52	575	405,091
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	375	367,030

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
4.35%, 01/30/47	$513	$451,170
4.20%, 03/01/48	288	248,750
4.90%, 03/15/49	1,279	1,223,896
2.90%, 12/15/51	343	227,466
6.25%, 11/01/52	450	511,789
5.45%, 03/15/53	610	633,214
5.70%, 09/15/53	1,025	1,103,138
MetLife, Inc.
6.38%, 06/15/34	613	684,180
5.70%, 06/15/35	1,050	1,122,123
5.88%, 02/06/41	655	710,784
4.13%, 08/13/42	825	726,230
4.88%, 11/13/43	1,036	1,009,453
4.72%, 12/15/44	450	424,553
4.05%, 03/01/45	1,013	874,774
4.60%, 05/13/46	693	654,619
5.00%, 07/15/52(a)	910	896,762
5.25%, 01/15/54(a)	925	942,217
6.40%, 12/15/66	1,250	1,273,867
Nationwide Financial Services, Inc., 6.75%, 05/15/87(a)	340	332,606
Old Republic International Corp., 3.85%, 06/11/51	525	391,452
Principal Financial Group, Inc.
6.05%, 10/15/36	400	429,522
4.63%, 09/15/42	250	229,832
4.35%, 05/15/43(a)	300	269,629
4.30%, 11/15/46	213	181,511
5.50%, 03/15/53	325	327,374
Progressive Corp.
4.35%, 04/25/44	376	343,718
3.70%, 01/26/45(a)	130	107,840
4.13%, 04/15/47	1,163	1,023,252
4.20%, 03/15/48	413	363,618
3.95%, 03/26/50	413	341,696
3.70%, 03/15/52	655	524,170
Prudential Financial, Inc.
5.70%, 12/14/36	900	965,881
6.63%, 12/01/37	300	344,423
3.00%, 03/10/40	379	293,634
4.60%, 05/15/44	763	707,164
3.91%, 12/07/47	763	627,320
4.42%, 03/27/48	450	389,998
3.94%, 12/07/49	777	630,982
4.35%, 02/25/50	1,204	1,057,224
3.70%, 03/13/51	1,186	933,906
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	396,614
Travelers Cos., Inc.
6.75%, 06/20/36	163	191,333
6.25%, 06/15/37	1,113	1,263,562
5.35%, 11/01/40(a)	650	680,180
4.60%, 08/01/43	702	671,665
4.30%, 08/25/45	163	147,423
3.75%, 05/15/46(a)	450	369,869
4.00%, 05/30/47	763	658,709
4.05%, 03/07/48	450	387,235
4.10%, 03/04/49	163	142,386
2.55%, 04/27/50	450	290,381
3.05%, 06/08/51(a)	829	596,517
5.45%, 05/25/53	700	745,064
Unum Group
5.75%, 08/15/42(a)	363	360,902

Security	Par (000)	Value

Insurance (continued)
Unum Group (continued)
4.50%, 12/15/49	$163	$133,032
4.13%, 06/15/51	875	662,817
W R Berkley Corp.
4.75%, 08/01/44	300	267,116
4.00%, 05/12/50(a)	413	323,781
3.55%, 03/30/52	413	291,511
3.15%, 09/30/61(a)	300	186,503
Willis North America, Inc.
5.05%, 09/15/48(a)	400	366,018
3.88%, 09/15/49	480	368,784
XL Group Ltd., 5.25%, 12/15/43	300	288,565

		76,194,183

Interactive Media & Services — 0.5%
Alphabet, Inc.
1.90%, 08/15/40	1,141	780,374
2.05%, 08/15/50	2,360	1,435,721
2.25%, 08/15/60(a)	2,043	1,221,600
Meta Platforms, Inc.
4.45%, 08/15/52	2,600	2,340,218
5.60%, 05/15/53	2,245	2,395,864
4.65%, 08/15/62	1,250	1,145,955
5.75%, 05/15/63	1,590	1,724,407

		11,044,139

IT Services — 0.7%
Fidelity National Information Services, Inc.
3.10%, 03/01/41(a)	666	494,182
4.50%, 08/15/46	300	255,939
5.63%, 07/15/52(a)	440	449,875
Fiserv, Inc., 4.40%, 07/01/49	1,677	1,460,446
IBM International Capital Pte. Ltd.(e)
5.25%, 02/05/44	600	599,647
5.30%, 02/05/54	1,200	1,204,686
International Business Machines Corp.
4.15%, 05/15/39(a)	2,070	1,881,268
5.60%, 11/30/39	850	906,027
2.85%, 05/15/40	655	490,233
4.00%, 06/20/42	902	784,705
4.70%, 02/19/46	491	455,419
4.25%, 05/15/49(a)	2,795	2,430,083
2.95%, 05/15/50	764	520,678
3.43%, 02/09/52	550	406,974
4.90%, 07/27/52(a)	800	765,092
5.10%, 02/06/53	750	734,381
7.13%, 12/01/96(a)	150	188,553
Kyndryl Holdings, Inc., 4.10%, 10/15/41	479	364,134

		14,392,322

Leisure Products — 0.0%
Hasbro, Inc.
6.35%, 03/15/40	463	486,803
5.10%, 05/15/44	255	232,806
Mattel, Inc., 5.45%, 11/01/41(a)	250	224,626

		944,235

Machinery — 0.8%
Caterpillar, Inc.
5.30%, 09/15/35	250	268,068
6.05%, 08/15/36	690	777,641
5.20%, 05/27/41	994	1,044,307
3.80%, 08/15/42	1,951	1,697,838
3.25%, 09/19/49	829	630,934
3.25%, 04/09/50(a)	604	465,306

19

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Caterpillar, Inc. (continued)
4.75%, 05/15/64	$400	$375,431
Cummins, Inc.
4.88%, 10/01/43	400	391,167
2.60%, 09/01/50	613	398,234
Deere & Co.
3.90%, 06/09/42	1,004	891,854
2.88%, 09/07/49	517	374,543
3.75%, 04/15/50(a)	750	639,614
Dover Corp.
5.38%, 10/15/35(a)	300	310,152
5.38%, 03/01/41	400	400,955
Fortive Corp., 4.30%, 06/15/46	500	420,620
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	567,622
3.90%, 09/01/42	1,000	889,026
Otis Worldwide Corp.(a)
3.11%, 02/15/40	754	598,758
3.36%, 02/15/50	676	508,774
Parker-Hannifin Corp.
4.20%, 11/21/34(a)	763	727,605
6.25%, 05/15/38	295	326,802
4.45%, 11/21/44	400	362,373
4.10%, 03/01/47	613	529,484
4.00%, 06/14/49	663	564,759
Rockwell Automation, Inc.
4.20%, 03/01/49	479	420,171
2.80%, 08/15/61	410	256,853
Snap-on, Inc.
4.10%, 03/01/48	350	302,415
3.10%, 05/01/50	429	309,543
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	335,107
4.85%, 11/15/48	463	416,047
2.75%, 11/15/50	675	406,834
Valmont Industries, Inc., 5.00%, 10/01/44	829	737,172
Xylem, Inc./New York, 4.38%, 11/01/46	413	359,094

		17,705,103

Media — 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35(a)	2,013	2,029,623
5.38%, 04/01/38	829	751,603
3.50%, 06/01/41(a)	1,329	927,813
3.50%, 03/01/42	1,363	936,914
6.48%, 10/23/45	3,243	3,118,809
5.38%, 05/01/47	2,043	1,710,241
5.75%, 04/01/48	2,209	1,925,886
5.13%, 07/01/49	1,229	978,887
4.80%, 03/01/50	2,726	2,081,048
3.70%, 04/01/51	2,046	1,305,478
3.90%, 06/01/52	2,425	1,593,473
5.25%, 04/01/53(a)	1,252	1,027,634
6.83%, 10/23/55	463	459,798
3.85%, 04/01/61	1,617	979,884
4.40%, 12/01/61	1,429	960,632
3.95%, 06/30/62	1,243	761,514
5.50%, 04/01/63(a)	1,000	811,645
Comcast Corp.
4.20%, 08/15/34	953	907,301
5.65%, 06/15/35	900	959,052

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
4.40%, 08/15/35(a)	$163	$156,468
3.20%, 07/15/36	1,163	978,680
6.45%, 03/15/37	350	394,466
3.90%, 03/01/38	1,213	1,080,153
4.60%, 10/15/38	1,370	1,323,374
3.25%, 11/01/39	1,579	1,273,540
3.75%, 04/01/40	1,629	1,395,234
4.65%, 07/15/42	475	445,214
4.75%, 03/01/44	308	287,579
4.60%, 08/15/45	1,036	957,835
3.40%, 07/15/46	1,413	1,083,767
4.00%, 08/15/47(a)	1,163	973,699
3.97%, 11/01/47(a)	2,093	1,732,076
4.00%, 03/01/48	1,163	964,719
4.70%, 10/15/48(a)	1,736	1,634,841
4.00%, 11/01/49	2,039	1,684,871
3.45%, 02/01/50	1,500	1,129,445
2.80%, 01/15/51	1,000	654,687
2.89%, 11/01/51	4,809	3,183,715
2.45%, 08/15/52	1,409	852,994
4.05%, 11/01/52	1,047	868,968
5.35%, 05/15/53	1,590	1,620,634
2.94%, 11/01/56(a)	5,251	3,393,483
4.95%, 10/15/58(a)	829	797,865
2.65%, 08/15/62	1,300	764,975
2.99%, 11/01/63	4,079	2,576,637
5.50%, 05/15/64(a)	1,090	1,124,089
Discovery Communications LLC
5.00%, 09/20/37	463	417,062
6.35%, 06/01/40	700	708,203
4.88%, 04/01/43	500	426,981
5.20%, 09/20/47(a)	1,099	950,516
5.30%, 05/15/49	613	531,088
4.65%, 05/15/50	1,079	867,714
4.00%, 09/15/55(a)	1,575	1,108,893
Fox Corp.
5.48%, 01/25/39	1,129	1,105,534
5.58%, 01/25/49	1,429	1,372,016
Grupo Televisa SAB
6.63%, 01/15/40(a)	463	481,520
5.00%, 05/13/45	850	718,930
6.13%, 01/31/46(a)	702	687,960
5.25%, 05/24/49(a)	601	523,980
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	464	350,753
5.40%, 10/01/48	500	470,348
NBCUniversal Media LLC
5.95%, 04/01/41	516	554,537
4.45%, 01/15/43	680	615,704
Paramount Global
6.88%, 04/30/36	1,263	1,253,460
5.90%, 10/15/40(a)	400	367,748
4.85%, 07/01/42	443	354,542
4.38%, 03/15/43	1,186	859,020
5.85%, 09/01/43	1,061	942,904
5.25%, 04/01/44(a)	163	134,437
4.90%, 08/15/44(a)	379	299,868
4.60%, 01/15/45(a)	600	457,656
4.95%, 05/19/50	929	740,936
Thomson Reuters Corp.
5.50%, 08/15/35(a)	350	362,508

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp. (continued)
5.85%, 04/15/40	$400	$415,177
5.65%, 11/23/43(a)	279	275,640
Time Warner Cable LLC
6.55%, 05/01/37	1,363	1,360,363
7.30%, 07/01/38	1,250	1,310,686
6.75%, 06/15/39	1,701	1,689,711
5.88%, 11/15/40	763	693,066
5.50%, 09/01/41	825	726,109
4.50%, 09/15/42	1,163	919,405
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500	451,890
3.70%, 12/01/42	400	335,396
4.13%, 06/01/44(a)	813	717,886
3.00%, 07/30/46	600	431,192
Series E, 4.13%, 12/01/41	513	453,397
Walt Disney Co.
6.20%, 12/15/34	788	881,778
6.40%, 12/15/35	903	1,025,799
6.65%, 11/15/37	1,536	1,789,828
4.63%, 03/23/40	829	799,144
3.50%, 05/13/40	1,250	1,037,432
6.15%, 02/15/41	550	609,258
5.40%, 10/01/43	550	570,823
4.75%, 09/15/44	413	392,741
4.95%, 10/15/45	450	434,627
7.75%, 12/01/45(a)	250	334,342
4.75%, 11/15/46	373	353,185
2.75%, 09/01/49	1,529	1,020,528
4.70%, 03/23/50(a)	1,552	1,473,109
3.60%, 01/13/51(a)	2,174	1,703,841
3.80%, 05/13/60(a)	1,164	919,232
Warnermedia Holdings, Inc.
5.05%, 03/15/42(a)	3,950	3,501,313
5.14%, 03/15/52(a)	6,264	5,384,330
5.39%, 03/15/62	2,750	2,366,343

		109,603,632

Metals & Mining — 1.3%
ArcelorMittal SA
7.00%, 10/15/39	696	758,553
6.75%, 03/01/41	125	131,075
Barrick Gold Corp.
6.45%, 10/15/35	250	276,007
5.25%, 04/01/42	300	301,840
Barrick North America Finance LLC
5.70%, 05/30/41	963	1,002,655
5.75%, 05/01/43	713	753,637
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	713	756,227
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	913	818,397
5.00%, 09/30/43	2,084	2,076,658
5.50%, 09/08/53	885	938,577
Freeport-McMoRan, Inc.
5.40%, 11/14/34(a)	613	612,082
5.45%, 03/15/43	1,644	1,581,370
Newmont Corp.
5.88%, 04/01/35(a)	563	597,660
6.25%, 10/01/39(a)	800	881,951
4.88%, 03/15/42	927	894,115

Security	Par (000)	Value

Metals & Mining (continued)
Newmont Corp. (continued)
5.45%, 06/09/44	$380	$385,792
Nucor Corp.
6.40%, 12/01/37	550	621,161
5.20%, 08/01/43(a)	350	349,078
4.40%, 05/01/48(a)	250	223,453
3.85%, 04/01/52	550	448,290
2.98%, 12/15/55(a)	338	226,252
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	250	262,666
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,088	1,108,017
2.75%, 11/02/51	1,289	853,646
Rio Tinto Finance USA PLC
4.75%, 03/22/42	288	276,945
4.13%, 08/21/42	713	636,077
5.13%, 03/09/53	1,130	1,137,581
Southern Copper Corp.
7.50%, 07/27/35	990	1,145,925
6.75%, 04/16/40	869	964,503
5.25%, 11/08/42	1,250	1,179,375
5.88%, 04/23/45	1,338	1,336,328
Steel Dynamics, Inc., 3.25%, 10/15/50	421	287,682
Teck Resources Ltd.
6.13%, 10/01/35	165	172,293
6.00%, 08/15/40	400	406,022
6.25%, 07/15/41	630	648,968
5.20%, 03/01/42	300	277,932
5.40%, 02/01/43	560	532,844
Vale Overseas Ltd.
6.88%, 11/21/36	1,258	1,355,495
6.88%, 11/10/39(a)	1,226	1,324,080
Vale SA, 5.63%, 09/11/42(a)	379	372,368

		28,913,577

Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/34	693	574,590
4.75%, 04/15/35	510	491,080
4.85%, 04/15/49	113	101,484
4.00%, 02/01/50	529	413,499
3.00%, 05/18/51(a)	730	475,987
3.55%, 03/15/52	930	668,982
5.15%, 04/15/53(a)	545	514,142

		3,239,764

Oil, Gas & Consumable Fuels — 8.0%
Apache Corp.
6.00%, 01/15/37	300	298,023
5.10%, 09/01/40(a)	1,775	1,522,489
5.25%, 02/01/42	100	83,656
4.75%, 04/15/43	125	98,357
5.35%, 07/01/49	275	224,862
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,430	1,096,212
3.00%, 02/24/50	1,829	1,277,927
2.77%, 11/10/50	1,559	1,035,550
2.94%, 06/04/51(a)	1,992	1,358,630
3.00%, 03/17/52(a)	1,263	872,571
3.38%, 02/08/61(a)	1,927	1,360,441
Burlington Resources LLC, 5.95%, 10/15/36	250	269,336
Canadian Natural Resources Ltd. 5.85%, 02/01/35(a)	300	305,283

21

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (continued)
6.50%, 02/15/37	$400	$426,578
6.25%, 03/15/38	1,050	1,103,236
6.75%, 02/01/39	275	299,395
4.95%, 06/01/47(a)	643	580,732
Cenovus Energy, Inc.
5.25%, 06/15/37	290	277,690
6.75%, 11/15/39	628	692,288
5.40%, 06/15/47	527	496,177
3.75%, 02/15/52(a)	509	373,397
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39(a)	763	609,120
Chevron Corp., 3.08%, 05/11/50(a)	750	547,749
Chevron USA, Inc.
6.00%, 03/01/41	350	395,795
5.25%, 11/15/43(a)	300	315,852
2.34%, 08/12/50(a)	488	303,880
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,000	1,058,815
6.40%, 05/15/37	1,329	1,487,178
7.50%, 07/30/39	1,000	1,236,430
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	400	400,944
ConocoPhillips
6.50%, 02/01/39	1,450	1,685,147
4.88%, 10/01/47(a)	500	474,543
ConocoPhillips Co.
3.76%, 03/15/42	630	528,752
4.30%, 11/15/44	729	648,043
5.95%, 03/15/46(a)	300	322,063
3.80%, 03/15/52	313	247,590
5.30%, 05/15/53	680	687,377
5.55%, 03/15/54(a)	1,240	1,295,350
4.03%, 03/15/62	1,480	1,182,666
5.70%, 09/15/63	700	740,461
Continental Resources, Inc., 4.90%, 06/01/44(a)	563	460,717
DCP Midstream Operating LP, 5.60%, 04/01/44	350	340,754
Devon Energy Corp.
5.60%, 07/15/41	1,263	1,217,606
4.75%, 05/15/42	719	628,448
5.00%, 06/15/45(a)	763	678,727
Diamondback Energy, Inc.
4.40%, 03/24/51	613	504,932
4.25%, 03/15/52(a)	625	502,008
6.25%, 03/15/53(a)	600	637,461
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43(a)	300	269,816
4.60%, 12/15/44	500	429,481
Enbridge Energy Partners LP
5.50%, 09/15/40	500	497,924
7.38%, 10/15/45	510	600,145
Series B, 7.50%, 04/15/38	350	414,546
Enbridge, Inc.
4.50%, 06/10/44	413	356,392
5.50%, 12/01/46	250	249,097
4.00%, 11/15/49(a)	454	361,984
3.40%, 08/01/51(a)	989	713,166
6.70%, 11/15/53(a)	1,185	1,369,245
Energy Transfer LP
4.90%, 03/15/35	463	436,715
6.63%, 10/15/36	370	398,326
7.50%, 07/01/38	500	581,907
6.05%, 06/01/41	700	709,558
6.50%, 02/01/42	963	1,022,010

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
6.10%, 02/15/42	$250	$250,914
4.95%, 01/15/43	163	141,826
5.15%, 02/01/43	413	372,978
5.95%, 10/01/43	397	393,938
5.30%, 04/01/44	626	583,801
5.00%, 05/15/44	413	364,431
5.15%, 03/15/45	1,029	944,406
5.35%, 05/15/45	813	756,050
6.13%, 12/15/45	1,036	1,057,132
5.30%, 04/15/47	920	846,101
5.40%, 10/01/47	1,479	1,375,115
6.00%, 06/15/48	1,000	1,006,467
6.25%, 04/15/49	1,779	1,845,904
5.00%, 05/15/50	2,036	1,812,953
5.95%, 05/15/54	975	977,772
Series 20Y, 5.80%, 06/15/38	500	505,141
Enterprise Products Operating LLC
6.13%, 10/15/39	600	657,932
6.45%, 09/01/40	600	672,684
5.95%, 02/01/41	597	643,823
4.85%, 08/15/42	1,100	1,049,065
4.45%, 02/15/43	1,133	1,032,795
4.85%, 03/15/44	1,529	1,469,261
5.10%, 02/15/45	886	870,362
4.90%, 05/15/46	911	871,361
4.25%, 02/15/48	1,279	1,111,729
4.80%, 02/01/49	1,329	1,254,791
4.20%, 01/31/50	1,378	1,184,459
3.70%, 01/31/51(a)	1,025	806,134
3.20%, 02/15/52(a)	1,029	738,036
3.30%, 02/15/53	981	717,241
4.95%, 10/15/54	300	281,762
3.95%, 01/31/60	1,000	799,945
Series H, 6.65%, 10/15/34	300	342,534
EOG Resources, Inc.
3.90%, 04/01/35	450	415,151
4.95%, 04/15/50	713	695,242
Equinor ASA
3.63%, 04/06/40	829	710,042
5.10%, 08/17/40	911	924,696
4.25%, 11/23/41	225	206,139
3.95%, 05/15/43	1,250	1,090,597
3.25%, 11/18/49	620	461,831
3.70%, 04/06/50(a)	1,429	1,159,084
Exxon Mobil Corp.
3.00%, 08/16/39	713	572,907
4.23%, 03/19/40	1,944	1,791,595
3.57%, 03/06/45	900	730,467
4.11%, 03/01/46	2,254	1,979,858
3.10%, 08/16/49	1,243	900,469
4.33%, 03/19/50	2,493	2,227,465
3.45%, 04/15/51	2,465	1,900,243
Hess Corp.
6.00%, 01/15/40	675	735,120
5.60%, 02/15/41	1,129	1,188,501
5.80%, 04/01/47(a)	429	460,667
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	679	693,045
6.50%, 02/01/37	576	606,113
6.95%, 01/15/38	1,086	1,201,226
6.50%, 09/01/39	600	635,866
6.55%, 09/15/40	275	292,298

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued)
7.50%, 11/15/40	$650	$740,674
6.38%, 03/01/41	413	427,815
5.00%, 08/15/42	650	582,943
4.70%, 11/01/42	400	347,412
5.00%, 03/01/43	513	461,635
5.50%, 03/01/44	470	447,539
5.40%, 09/01/44	463	433,925
Kinder Morgan, Inc.
5.30%, 12/01/34(a)	763	756,792
5.55%, 06/01/45	1,586	1,528,428
5.05%, 02/15/46	470	421,929
5.20%, 03/01/48	686	626,796
3.25%, 08/01/50	500	335,079
3.60%, 02/15/51	1,029	728,930
5.45%, 08/01/52(a)	625	595,281
Magellan Midstream Partners LP
5.15%, 10/15/43	400	371,905
4.25%, 09/15/46	563	454,949
4.20%, 10/03/47	660	522,105
4.85%, 02/01/49	450	395,677
3.95%, 03/01/50	561	424,299
Marathon Oil Corp.
6.60%, 10/01/37(a)	763	799,960
5.20%, 06/01/45	463	410,499
Marathon Petroleum Corp.
6.50%, 03/01/41	1,150	1,252,390
4.75%, 09/15/44	763	688,779
4.50%, 04/01/48(a)	459	388,120
5.00%, 09/15/54	250	220,658
MPLX LP
4.50%, 04/15/38	1,425	1,282,428
5.20%, 03/01/47	829	769,246
5.20%, 12/01/47	413	374,788
4.70%, 04/15/48	1,386	1,193,844
5.50%, 02/15/49	1,329	1,279,661
4.95%, 03/14/52	1,221	1,084,877
5.65%, 03/01/53	440	434,142
4.90%, 04/15/58	500	427,036
Occidental Petroleum Corp.
6.45%, 09/15/36	1,350	1,440,113
6.20%, 03/15/40(a)	1,000	1,023,830
6.60%, 03/15/46(a)	500	540,030
4.20%, 03/15/48(a)	1,650	1,273,451
ONEOK Partners LP
6.65%, 10/01/36	500	543,175
6.85%, 10/15/37	400	437,775
6.13%, 02/01/41	575	600,859
6.20%, 09/15/43(a)	300	313,745
ONEOK, Inc.
6.00%, 06/15/35	300	308,581
4.95%, 07/13/47	679	608,052
5.20%, 07/15/48	563	519,594
4.45%, 09/01/49	625	513,493
4.50%, 03/15/50	413	340,737
7.15%, 01/15/51	250	284,719
6.63%, 09/01/53	1,600	1,761,995
Ovintiv, Inc.
6.50%, 08/15/34(a)	413	440,657
6.63%, 08/15/37	575	599,842
6.50%, 02/01/38	243	251,195
7.10%, 07/15/53(a)	350	389,431

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66
4.65%, 11/15/34	$722	$701,434
5.88%, 05/01/42(a)	1,276	1,368,114
4.88%, 11/15/44	1,636	1,556,557
3.30%, 03/15/52(a)	967	687,435
Phillips 66 Co.
4.68%, 02/15/45	400	361,391
4.90%, 10/01/46	613	565,018
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	500	538,363
5.15%, 06/01/42	200	182,027
4.30%, 01/31/43(a)	300	243,286
4.70%, 06/15/44	620	528,956
4.90%, 02/15/45	579	506,458
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	350	366,954
Shell International Finance BV
4.13%, 05/11/35	1,390	1,315,648
6.38%, 12/15/38	2,575	2,961,331
5.50%, 03/25/40	775	820,589
2.88%, 11/26/41	463	347,493
3.63%, 08/21/42	600	500,305
4.55%, 08/12/43	1,159	1,088,134
4.38%, 05/11/45	2,373	2,162,488
4.00%, 05/10/46(a)	1,736	1,492,401
3.75%, 09/12/46	1,095	899,712
3.13%, 11/07/49	1,128	812,597
3.25%, 04/06/50	1,939	1,423,317
3.00%, 11/26/51	1,000	696,104
Spectra Energy Partners LP
5.95%, 09/25/43(a)	350	358,538
4.50%, 03/15/45	660	567,177
Suncor Energy, Inc.
5.95%, 12/01/34	400	429,885
6.80%, 05/15/38	750	825,083
6.50%, 06/15/38	1,043	1,123,885
6.85%, 06/01/39	613	681,744
4.00%, 11/15/47	829	658,486
3.75%, 03/04/51(a)	621	466,095
Targa Resources Corp.
6.50%, 03/30/34	250	269,555
4.95%, 04/15/52	752	655,822
6.25%, 07/01/52	350	361,771
6.50%, 02/15/53	800	862,756
TotalEnergies Capital International SA
2.99%, 06/29/41	700	538,922
3.46%, 07/12/49	963	746,609
3.13%, 05/29/50(a)	2,104	1,516,431
3.39%, 06/29/60	829	603,341
TransCanada PipeLines Ltd.
4.63%, 03/01/34	1,120	1,062,536
5.60%, 03/31/34	413	420,948
5.85%, 03/15/36(a)	500	515,778
6.20%, 10/15/37	880	934,205
4.75%, 05/15/38(a)	386	360,737
7.25%, 08/15/38	513	589,743
7.63%, 01/15/39(a)	1,363	1,633,640
6.10%, 06/01/40	500	525,368
5.00%, 10/16/43	367	338,096
4.88%, 05/15/48	870	793,217
5.10%, 03/15/49	1,270	1,208,989
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	400	406,392

23

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC (continued)
4.45%, 08/01/42(a)	$163	$146,089
4.60%, 03/15/48	780	701,628
3.95%, 05/15/50	413	333,026
Valero Energy Corp.
6.63%, 06/15/37	1,275	1,402,748
4.90%, 03/15/45(a)	413	381,359
3.65%, 12/01/51	875	641,391
4.00%, 06/01/52(a)	519	405,846
Western Midstream Operating LP
5.45%, 04/01/44	180	163,265
5.30%, 03/01/48	925	810,950
5.50%, 08/15/48	300	265,603
5.25%, 02/01/50(a)	1,100	983,099
Williams Cos., Inc.
6.30%, 04/15/40	1,113	1,190,621
5.80%, 11/15/43(a)	350	358,000
5.40%, 03/04/44	429	414,536
5.75%, 06/24/44	379	384,749
4.90%, 01/15/45	463	422,280
5.10%, 09/15/45(a)	945	899,474
4.85%, 03/01/48(a)	713	648,591
3.50%, 10/15/51	600	434,977
5.30%, 08/15/52	720	699,786

		177,590,709

Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	252,844
International Paper Co.
5.00%, 09/15/35	400	396,008
6.00%, 11/15/41	600	629,754
4.80%, 06/15/44	866	791,756
5.15%, 05/15/46	400	378,638
4.40%, 08/15/47	613	521,992
4.35%, 08/15/48	475	414,558

		3,385,550

Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 01/11/36	532	452,331
United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.80%, 07/15/37	1,200	1,218,391

		1,670,722

Personal Care Products — 0.4%
Colgate-Palmolive Co.
4.00%, 08/15/45	500	450,745
3.70%, 08/01/47	620	529,241
Estee Lauder Cos., Inc.
6.00%, 05/15/37(a)	300	331,416
4.38%, 06/15/45	400	355,262
4.15%, 03/15/47	363	308,886
3.13%, 12/01/49	491	349,372
5.15%, 05/15/53(a)	430	430,795
Haleon U.S. Capital LLC, 4.00%, 03/24/52	1,000	840,728
Kenvue, Inc.
5.10%, 03/22/43(a)	630	645,713
5.05%, 03/22/53	1,500	1,512,607
5.20%, 03/22/63	700	711,555
Procter & Gamble Co.
5.80%, 08/15/34(a)	350	398,829
5.55%, 03/05/37	950	1,048,824

Security	Par (000)	Value

Personal Care Products (continued)
Procter & Gamble Co. (continued)
3.55%, 03/25/40	$463	$407,513
3.60%, 03/25/50(a)	829	715,661
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	704	467,875

		9,505,022

Pharmaceuticals — 6.4%
AbbVie, Inc.
4.55%, 03/15/35	1,720	1,684,683
4.50%, 05/14/35	2,001	1,952,862
4.30%, 05/14/36	1,030	982,597
4.05%, 11/21/39	3,937	3,561,713
4.40%, 11/06/42	2,910	2,694,942
4.85%, 06/15/44	1,036	1,006,146
4.75%, 03/15/45	552	524,794
4.70%, 05/14/45(a)	2,148	2,036,238
4.45%, 05/14/46	1,886	1,726,592
4.88%, 11/14/48	1,879	1,813,750
4.25%, 11/21/49	5,281	4,638,237
AstraZeneca PLC
6.45%, 09/15/37	2,475	2,882,880
4.00%, 09/18/42	800	710,723
4.38%, 11/16/45	1,037	958,348
4.38%, 08/17/48(a)	745	685,835
2.13%, 08/06/50(a)	348	215,449
3.00%, 05/28/51	650	471,068
Bristol-Myers Squibb Co.
4.13%, 06/15/39	1,763	1,587,423
2.35%, 11/13/40(a)	500	346,619
3.55%, 03/15/42	1,040	844,965
3.25%, 08/01/42	750	583,644
4.63%, 05/15/44	650	606,032
5.00%, 08/15/45	650	639,179
4.35%, 11/15/47	1,460	1,281,626
4.55%, 02/20/48(a)	892	806,778
4.25%, 10/26/49(a)	3,238	2,767,383
2.55%, 11/13/50	1,589	991,304
3.70%, 03/15/52	1,893	1,471,526
6.25%, 11/15/53	1,080	1,222,163
3.90%, 03/15/62(a)	864	662,852
6.40%, 11/15/63	1,180	1,356,199
Cigna Group
4.80%, 08/15/38	1,854	1,787,303
3.20%, 03/15/40	829	639,781
6.13%, 11/15/41	350	380,843
4.80%, 07/15/46	1,386	1,285,517
3.88%, 10/15/47	620	498,120
4.90%, 12/15/48	2,293	2,135,365
3.40%, 03/15/50(a)	929	675,681
3.40%, 03/15/51	1,261	916,812
CVS Health Corp.
4.88%, 07/20/35	529	518,917
4.78%, 03/25/38	4,573	4,290,011
6.13%, 09/15/39	200	211,181
4.13%, 04/01/40	910	772,818
2.70%, 08/21/40(a)	1,033	727,568
5.30%, 12/05/43	750	725,488
5.13%, 07/20/45	3,006	2,818,694
5.05%, 03/25/48	7,642	7,006,314
4.25%, 04/01/50	121	99,512
5.63%, 02/21/53	1,275	1,269,526

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.88%, 06/01/53(a)	$1,140	$1,175,905
6.00%, 06/01/63	565	583,365
Eli Lilly & Co.
5.55%, 03/15/37	400	434,454
3.70%, 03/01/45	829	711,759
3.95%, 03/15/49	800	699,282
2.25%, 05/15/50(a)	1,559	980,797
4.88%, 02/27/53(a)	960	965,807
4.15%, 03/15/59	500	439,841
2.50%, 09/15/60	796	485,086
4.95%, 02/27/63	865	877,095
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34(a)	463	503,674
6.38%, 05/15/38	2,276	2,645,229
4.20%, 03/18/43	496	457,712
Johnson & Johnson
3.55%, 03/01/36	970	885,431
3.63%, 03/03/37	1,263	1,148,921
5.95%, 08/15/37	725	827,344
3.40%, 01/15/38	700	614,848
5.85%, 07/15/38	600	681,932
2.10%, 09/01/40	1,393	982,874
4.50%, 09/01/40	291	287,337
4.85%, 05/15/41	250	255,645
4.50%, 12/05/43	620	610,220
3.70%, 03/01/46	1,613	1,376,676
3.75%, 03/03/47	850	728,794
3.50%, 01/15/48	586	475,971
2.25%, 09/01/50(a)	850	542,877
2.45%, 09/01/60	1,243	757,873
Mead Johnson Nutrition Co.
5.90%, 11/01/39	360	390,784
4.60%, 06/01/44	463	428,193
Merck & Co., Inc.
6.55%, 09/15/37	350	401,943
3.90%, 03/07/39	763	691,321
2.35%, 06/24/40	1,059	759,359
3.60%, 09/15/42	450	376,598
4.15%, 05/18/43	1,120	1,011,584
4.90%, 05/17/44	800	799,422
3.70%, 02/10/45	1,601	1,340,365
4.00%, 03/07/49	1,154	996,407
2.45%, 06/24/50	929	594,345
2.75%, 12/10/51	1,671	1,121,636
5.00%, 05/17/53(a)	1,520	1,522,648
2.90%, 12/10/61	1,329	861,082
5.15%, 05/17/63	1,015	1,032,216
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	325,573
Mylan, Inc.
5.40%, 11/29/43	338	298,769
5.20%, 04/15/48	754	631,194
Novartis Capital Corp.
3.70%, 09/21/42	450	385,223
4.40%, 05/06/44	1,836	1,725,909
4.00%, 11/20/45	1,120	991,055
2.75%, 08/14/50(a)	1,110	772,269
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53	10,255	10,426,839
5.34%, 05/19/63	500	499,585
Pfizer, Inc.
4.00%, 12/15/36(a)	763	712,093

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer, Inc. (continued)
4.10%, 09/15/38	$829	$760,091
3.90%, 03/15/39	813	721,792
7.20%, 03/15/39(a)	3,166	3,907,631
2.55%, 05/28/40(a)	1,109	803,918
5.60%, 09/15/40	400	421,743
4.30%, 06/15/43	1,913	1,747,151
4.40%, 05/15/44	813	762,021
4.13%, 12/15/46	1,243	1,096,256
4.20%, 09/15/48	813	717,978
4.00%, 03/15/49	829	709,194
2.70%, 05/28/50(a)	1,160	794,551
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,041	800,844
3.18%, 07/09/50(a)	1,833	1,298,517
3.38%, 07/09/60	1,078	747,751
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	863	732,565
Viatris, Inc.
3.85%, 06/22/40	1,129	854,529
4.00%, 06/22/50	1,518	1,074,307
Wyeth LLC
6.50%, 02/01/34	813	920,336
5.95%, 04/01/37	1,563	1,719,897
Zoetis, Inc.
4.70%, 02/01/43	1,129	1,060,617
3.95%, 09/12/47	463	384,017
4.45%, 08/20/48(a)	413	369,373
3.00%, 05/15/50	229	161,829

		143,274,070

Professional Services — 0.0%
Verisk Analytics, Inc.
5.50%, 06/15/45	300	290,666
3.63%, 05/15/50(a)	472	352,022

		642,688

Real Estate Management & Development — 0.0%
CBRE Services, Inc., 5.95%, 08/15/34	625	646,626

Residential REITs — 0.2%
American Homes 4 Rent LP
3.38%, 07/15/51(a)	450	306,408
4.30%, 04/15/52	150	121,433
AvalonBay Communities, Inc.
3.90%, 10/15/46	663	528,720
4.15%, 07/01/47(a)	300	248,951
Camden Property Trust, 3.35%, 11/01/49	300	218,999
ERP Operating LP
4.50%, 07/01/44	697	625,302
4.50%, 06/01/45	413	349,337
Essex Portfolio LP
4.50%, 03/15/48(a)	300	257,638
2.65%, 09/01/50	329	197,632
Mid-America Apartments LP, 2.88%, 09/15/51	259	168,527
NNN REIT, Inc.
3.10%, 04/15/50	629	415,275
3.50%, 04/15/51	350	257,040
3.00%, 04/15/52	378	247,935
Realty Income Corp., 4.65%, 03/15/47(a)	500	460,818

		4,404,015

Retail REITs — 0.3%
Federal Realty OP LP, 4.50%, 12/01/44	400	337,882
Kimco Realty OP LLC
4.25%, 04/01/45(a)	500	400,794

25

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail REITs (continued)
Kimco Realty OP LLC (continued)
4.13%, 12/01/46	$250	$193,488
4.45%, 09/01/47	288	235,470
3.70%, 10/01/49(a)	413	302,570
Regency Centers LP
4.40%, 02/01/47	413	341,980
4.65%, 03/15/49(a)	300	261,491
Simon Property Group LP
6.75%, 02/01/40	600	683,197
4.75%, 03/15/42	476	434,497
4.25%, 10/01/44	513	429,977
4.25%, 11/30/46	413	347,997
3.25%, 09/13/49(a)	1,341	971,528
3.80%, 07/15/50(a)	829	653,558
5.85%, 03/08/53	600	637,998
6.65%, 01/15/54	240	282,693

		6,515,120

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	305	279,669
Analog Devices, Inc.
2.80%, 10/01/41	701	516,291
2.95%, 10/01/51	875	609,424
Applied Materials, Inc.
5.10%, 10/01/35	400	416,853
5.85%, 06/15/41	625	686,102
4.35%, 04/01/47	970	898,055
2.75%, 06/01/50(a)	638	444,143
Broadcom, Inc.(c)
3.47%, 04/15/34	2,881	2,502,425
3.14%, 11/15/35(a)	3,443	2,830,210
3.19%, 11/15/36	2,425	1,969,918
4.93%, 05/15/37(a)	2,400	2,314,678
3.50%, 02/15/41	2,466	1,971,247
3.75%, 02/15/51	1,385	1,088,142
Intel Corp.
4.60%, 03/25/40(a)	525	508,238
2.80%, 08/12/41	657	487,840
4.80%, 10/01/41	740	718,586
5.63%, 02/10/43(a)	1,380	1,462,862
4.90%, 07/29/45(a)	750	753,025
4.10%, 05/19/46	1,123	981,908
4.10%, 05/11/47	1,113	953,815
3.73%, 12/08/47	1,909	1,530,172
3.25%, 11/15/49	1,475	1,068,795
4.75%, 03/25/50(a)	2,156	1,997,348
3.05%, 08/12/51	1,050	726,354
4.90%, 08/05/52	1,225	1,171,318
5.70%, 02/10/53	1,710	1,798,843
3.10%, 02/15/60	813	539,899
4.95%, 03/25/60	829	798,647
3.20%, 08/12/61	1,257	847,386
5.05%, 08/05/62	800	768,861
5.90%, 02/10/63	1,050	1,139,505
KLA Corp.
5.00%, 03/15/49	400	393,108
3.30%, 03/01/50	611	456,341
4.95%, 07/15/52(a)	1,345	1,321,549
5.25%, 07/15/62	645	655,296
Lam Research Corp.
4.88%, 03/15/49	729	709,671
2.88%, 06/15/50(a)	779	547,246
3.13%, 06/15/60(a)	500	339,005

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.
3.37%, 11/01/41	$363	$275,297
3.48%, 11/01/51	413	298,743
NVIDIA Corp.
3.50%, 04/01/40	988	852,682
3.50%, 04/01/50	1,818	1,478,621
3.70%, 04/01/60	693	574,183
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	813	610,287
3.13%, 02/15/42	288	209,491
3.25%, 11/30/51	300	207,030
QUALCOMM, Inc.
4.65%, 05/20/35	963	971,057
4.80%, 05/20/45	1,470	1,443,295
4.30%, 05/20/47	1,468	1,329,227
3.25%, 05/20/50(a)	660	506,332
4.50%, 05/20/52	942	863,860
6.00%, 05/20/53(a)	870	988,938
Texas Instruments, Inc.
3.88%, 03/15/39	829	760,899
4.15%, 05/15/48	1,404	1,239,345
2.70%, 09/15/51	450	298,484
4.10%, 08/16/52	95	82,220
5.00%, 03/14/53(a)	495	494,632
5.05%, 05/18/63	1,175	1,169,541
TSMC Arizona Corp.
3.13%, 10/25/41	916	726,177
3.25%, 10/25/51	750	571,665
4.50%, 04/22/52(a)	1,180	1,129,862

		56,284,643

Software — 2.8%
Electronic Arts, Inc., 2.95%, 02/15/51(a)	571	392,940
Intuit, Inc., 5.50%, 09/15/53	1,185	1,264,190
Microsoft Corp.
3.50%, 02/12/35(a)	1,465	1,374,894
4.20%, 11/03/35	575	570,810
3.45%, 08/08/36	1,692	1,543,268
4.10%, 02/06/37	850	823,156
5.30%, 02/08/41(a)	750	837,333
4.45%, 11/03/45(a)	1,000	992,574
3.70%, 08/08/46(a)	1,729	1,493,686
4.25%, 02/06/47(a)	1,500	1,443,932
4.50%, 06/15/47(a)(c)	350	338,961
2.53%, 06/01/50	5,511	3,677,737
2.50%, 09/15/50(c)	1,460	963,925
2.92%, 03/17/52(a)	5,902	4,236,373
4.50%, 02/06/57	709	693,049
2.68%, 06/01/60	3,708	2,442,804
3.04%, 03/17/62	2,165	1,522,821
Oracle Corp.
4.30%, 07/08/34	1,066	992,259
3.90%, 05/15/35	1,213	1,075,031
3.85%, 07/15/36	1,370	1,194,680
3.80%, 11/15/37	1,670	1,425,499
6.50%, 04/15/38	1,200	1,324,917
6.13%, 07/08/39	1,413	1,513,972
3.60%, 04/01/40	2,609	2,086,478
5.38%, 07/15/40	1,679	1,658,430
3.65%, 03/25/41	2,385	1,897,921
4.50%, 07/08/44	913	795,366
4.13%, 05/15/45	1,591	1,306,948
4.00%, 07/15/46	2,591	2,090,466

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
4.00%, 11/15/47	$1,718	$1,371,046
3.60%, 04/01/50	4,419	3,251,864
3.95%, 03/25/51	2,534	1,968,717
6.90%, 11/09/52	2,600	3,053,229
5.55%, 02/06/53	2,375	2,360,173
4.38%, 05/15/55	1,036	853,388
3.85%, 04/01/60	3,341	2,425,558
4.10%, 03/25/61	1,450	1,105,323
Salesforce, Inc.
2.70%, 07/15/41	1,179	883,479
2.90%, 07/15/51	1,898	1,315,570
3.05%, 07/15/61	870	591,056

		61,153,823

Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53(a)	550	563,927

Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52(a)	580	420,011

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
4.50%, 02/23/36	1,263	1,283,734
2.38%, 02/08/41(a)	1,500	1,093,267
3.85%, 05/04/43	3,000	2,653,977
4.45%, 05/06/44(a)	1,163	1,123,835
3.45%, 02/09/45	2,069	1,711,482
4.38%, 05/13/45	2,013	1,905,146
4.65%, 02/23/46(a)	4,242	4,165,676
3.85%, 08/04/46	2,020	1,749,014
4.25%, 02/09/47(a)	1,163	1,078,788
3.75%, 09/12/47	500	421,707
3.75%, 11/13/47	1,036	878,122
2.95%, 09/11/49	1,386	999,182
2.65%, 05/11/50	2,644	1,786,172
2.40%, 08/20/50	523	337,058
2.65%, 02/08/51	2,536	1,707,544
2.70%, 08/05/51(a)	1,815	1,228,118
3.95%, 08/08/52	1,950	1,672,681
4.85%, 05/10/53(a)	680	686,748
2.55%, 08/20/60(a)	829	539,223
2.80%, 02/08/61	873	580,853
2.85%, 08/05/61	980	660,357
4.10%, 08/08/62	1,000	870,141
Dell International LLC/EMC Corp.
8.10%, 07/15/36	901	1,110,666
3.38%, 12/15/41	779	591,459
8.35%, 07/15/46	310	404,330
3.45%, 12/15/51	403	289,109
Dell, Inc., 6.50%, 04/15/38(a)	329	353,152
Hewlett Packard Enterprise Co.(a)
6.20%, 10/15/35	663	710,244
6.35%, 10/15/45	1,220	1,302,515
HP, Inc., 6.00%, 09/15/41(a)	988	1,038,303

		34,932,603

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40(a)	929	763,841
3.63%, 05/01/43	450	382,959
3.88%, 11/01/45(a)	763	661,879

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. (continued)
3.38%, 11/01/46	$343	$270,603
3.38%, 03/27/50(a)	1,450	1,141,830

		3,221,112

Tobacco — 1.3%
Altria Group, Inc.
5.80%, 02/14/39(a)	1,793	1,832,982
3.40%, 02/04/41	1,579	1,168,590
4.25%, 08/09/42	850	696,754
4.50%, 05/02/43	629	536,063
5.38%, 01/31/44	1,844	1,817,056
3.88%, 09/16/46	1,436	1,083,211
5.95%, 02/14/49	2,243	2,249,080
4.45%, 05/06/50	541	429,521
3.70%, 02/04/51	1,145	797,752
4.00%, 02/04/61	979	714,976
BAT Capital Corp.
4.39%, 08/15/37	2,466	2,080,678
3.73%, 09/25/40	730	538,287
7.08%, 08/02/43	700	742,655
4.54%, 08/15/47	2,369	1,814,407
4.76%, 09/06/49	970	763,497
5.28%, 04/02/50	463	391,328
3.98%, 09/25/50	946	659,326
5.65%, 03/16/52	454	403,389
7.08%, 08/02/53	900	955,064
Philip Morris International, Inc.
6.38%, 05/16/38	1,225	1,371,501
4.38%, 11/15/41	570	508,254
4.50%, 03/20/42	510	456,910
3.88%, 08/21/42	713	585,800
4.13%, 03/04/43	971	819,949
4.88%, 11/15/43	588	551,854
4.25%, 11/10/44	1,050	905,043
Reynolds American, Inc.
5.70%, 08/15/35	593	581,343
7.25%, 06/15/37	400	436,405
6.15%, 09/15/43	497	490,771
5.85%, 08/15/45	2,450	2,268,147

		28,650,593

Transportation Infrastructure — 0.0%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	756	632,728

Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37(a)	800	927,343
4.30%, 12/01/42	500	444,529
4.30%, 09/01/45	163	143,879
4.00%, 12/01/46	280	235,849
3.75%, 09/01/47	613	499,283
4.20%, 09/01/48	500	436,803
4.15%, 06/01/49(a)	413	354,760
3.45%, 05/01/50	500	380,435
3.25%, 06/01/51(a)	745	548,558
Essential Utilities, Inc.
4.28%, 05/01/49(a)	400	333,147
3.35%, 04/15/50	429	308,391
5.30%, 05/01/52	579	554,384

		5,167,361

27

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services — 1.7%
America Movil SAB de C.V.(a)
6.38%, 03/01/35	$900	$996,750
6.13%, 11/15/37	300	325,770
4.38%, 04/22/49	1,228	1,071,430
America Movil SAB de CV
6.13%, 03/30/40	1,650	1,777,017
4.38%, 07/16/42	1,371	1,213,335
Orange SA
5.38%, 01/13/42	812	827,063
5.50%, 02/06/44	750	771,344
Rogers Communications, Inc.
7.50%, 08/15/38	200	230,058
4.50%, 03/15/42	976	867,209
4.50%, 03/15/43	500	438,983
5.45%, 10/01/43	500	492,664
5.00%, 03/15/44	1,013	951,294
4.30%, 02/15/48	636	532,523
4.35%, 05/01/49	1,036	866,768
3.70%, 11/15/49	979	739,687
4.55%, 03/15/52	2,010	1,727,336
T-Mobile U.S., Inc.
4.38%, 04/15/40	2,036	1,837,355
3.00%, 02/15/41	1,959	1,463,902
4.50%, 04/15/50	2,550	2,232,592
3.30%, 02/15/51	2,600	1,852,606
3.40%, 10/15/52	2,859	2,053,859
5.65%, 01/15/53	1,500	1,548,093
5.75%, 01/15/54	1,450	1,524,683
3.60%, 11/15/60	1,606	1,158,335
5.80%, 09/15/62	650	685,182
T-Mobile USA, Inc.
6.00%, 06/15/54	1,005	1,098,340
5.50%, 01/15/55	290	293,429
Vodafone Group PLC
6.15%, 02/27/37	1,263	1,365,269
5.00%, 05/30/38(a)	500	500,382
4.38%, 02/19/43(a)	1,037	905,556
5.25%, 05/30/48(a)	1,200	1,155,558
4.88%, 06/19/49	1,343	1,213,648
4.25%, 09/17/50(a)	860	706,696
5.63%, 02/10/53	1,625	1,637,040
5.13%, 06/19/59(a)	496	452,817
5.75%, 02/10/63	400	405,404

		37,919,977

Total Corporate Bonds — 88.7% (Cost: $2,180,909,047)		1,976,944,991

Foreign Agency Obligations

Chile — 0.5%
Chile Government International Bond
4.95%, 01/05/36	1,500	1,467,000
3.10%, 05/07/41	2,225	1,663,187
4.34%, 03/07/42	1,625	1,427,563
3.63%, 10/30/42	300	236,187
3.86%, 06/21/47	975	776,588
3.50%, 01/25/50	1,903	1,402,511
4.00%, 01/31/52(a)	960	765,120
5.33%, 01/05/54(a)	1,470	1,423,200

Security	Par (000)	Value

Chile (continued)
Chile Government International Bond (continued)
3.10%, 01/22/61	$1,932	$1,233,582
3.25%, 09/21/71	708	453,474

		10,848,412

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	1,516	1,743,779

Indonesia — 0.4%
Indonesia Government International Bond
4.35%, 01/11/48(a)	1,466	1,277,414
5.35%, 02/11/49	900	906,849
3.70%, 10/30/49(a)	1,000	781,360
3.50%, 02/14/50(a)	478	358,553
4.20%, 10/15/50(a)	1,328	1,125,626
3.05%, 03/12/51(a)	1,589	1,132,321
4.30%, 03/31/52(a)	750	644,145
5.45%, 09/20/52(a)	575	581,532
5.65%, 01/11/53	630	656,844
5.10%, 02/10/54	750	725,708
3.20%, 09/23/61	478	317,325
4.45%, 04/15/70	1,000	846,200
3.35%, 03/12/71(a)	750	499,770

		9,853,647

Israel — 0.2%
Israel Government International Bond
4.50%, 01/30/43	1,585	1,367,062
4.13%, 01/17/48(a)	978	762,840
3.88%, 07/03/50	1,978	1,473,610
4.50%, 12/31/99	850	637,500
State of Israel, 3.38%, 01/15/50	1,778	1,204,595

		5,445,607

Italy — 0.2%
Republic of Italy Government International Bond
4.00%, 10/17/49	2,383	1,762,724
3.88%, 05/06/51	2,178	1,517,761

		3,280,485

Mexico — 1.6%
Mexico Government International Bond
3.50%, 02/12/34	3,150	2,634,975
6.35%, 02/09/35	2,605	2,709,460
6.00%, 05/07/36	3,000	3,039,000
6.05%, 01/11/40	2,406	2,397,579
4.28%, 08/14/41	2,032	1,639,824
4.75%, 03/08/44	3,272	2,737,028
5.55%, 01/21/45(a)	2,565	2,393,145
4.60%, 01/23/46(a)	2,082	1,689,543
4.35%, 01/15/47(a)	897	705,491
4.60%, 02/10/48(a)	1,722	1,383,627
4.50%, 01/31/50(a)	1,729	1,371,962
5.00%, 04/27/51(a)	2,110	1,781,895
4.40%, 02/12/52(a)	1,875	1,442,812
6.34%, 05/04/53	2,864	2,846,816
6.40%, 05/07/54	2,250	2,255,850
3.77%, 05/24/61	2,710	1,772,340
5.75%, 12/31/99(a)	2,472	2,177,585
Series A, 6.75%, 09/27/34	1,497	1,601,790

		36,580,722

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama — 0.6%
Panama Government International Bond
6.40%, 02/14/35	$2,000	$1,882,000
6.70%, 01/26/36(a)	1,938	1,857,670
6.88%, 01/31/36	1,020	981,852
4.50%, 05/15/47	1,150	775,100
4.50%, 04/16/50(a)	2,068	1,365,397
4.30%, 04/29/53	1,578	996,507
6.85%, 03/28/54	1,350	1,201,500
4.50%, 04/01/56	1,808	1,148,984
3.87%, 07/23/60(a)	2,903	1,622,777
4.50%, 01/19/63(a)	1,500	929,250

		12,761,037

Peru — 0.3%
Peruvian Government International Bond
6.55%, 03/14/37(a)	1,113	1,222,630
3.30%, 03/11/41(a)	959	724,524
5.63%, 11/18/50(a)	2,260	2,274,690
3.55%, 03/10/51(a)	1,575	1,148,175
2.78%, 12/01/60	1,736	1,025,976
3.60%, 01/15/72	925	623,450
3.23%, 12/31/99	913	536,388

		7,555,833

Philippines — 0.7%
Philippines Government International Bond
6.38%, 10/23/34	1,750	1,940,505
5.00%, 01/13/37	1,128	1,125,304
3.95%, 01/20/40	1,850	1,605,079
3.70%, 03/01/41	1,926	1,591,569
3.70%, 02/02/42(a)	2,903	2,371,171
2.95%, 05/05/45	1,278	902,728
2.65%, 12/10/45	1,310	872,853
3.20%, 07/06/46	1,910	1,380,185
4.20%, 03/29/47	900	761,724
5.95%, 10/13/47	700	751,702
5.50%, 01/17/48(a)	1,200	1,222,632

		14,525,452

Poland — 0.1%
Republic of Poland Government International Bond, 5.50%, 04/04/53	2,350	2,375,497

South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41(a)	478	344,614
Korea International Bond
4.13%, 06/10/44(a)	1,000	900,610
3.88%, 09/20/48	345	294,640

		1,539,864

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	750	797,397
Inter-American Development Bank
3.20%, 08/07/42	370	305,774
4.38%, 01/24/44	225	218,466
International Bank for Reconstruction & Development, 4.75%, 02/15/35(a)	413	427,345

		1,748,982

Uruguay — 0.4%
Uruguay Government International Bond
5.75%, 10/28/34	1,300	1,392,950
7.63%, 03/21/36(a)	1,050	1,279,688

Security	Par (000)	Value

Uruguay (continued)
Uruguay Government International Bond (continued)
4.13%, 11/20/45(a)	$800	$704,000
5.10%, 06/18/50	3,606	3,508,277
4.98%, 04/20/55	2,524	2,371,298

		9,256,213

Total Foreign Agency Obligations — 5.3% (Cost: $134,068,449)		117,515,530

Municipal Bonds

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	910	893,630

California — 1.7%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	610	707,547
Series S-1, 6.92%, 04/01/40	500	580,150
Series S-1, 7.04%, 04/01/50	25	30,928
Series S-3, 6.91%, 10/01/50	1,540	1,889,807
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	845	582,717
California Health Facilities Financing Authority, RB, M/F Housing, Sustainability Bonds, 4.35%, 06/01/41	500	458,883
California State University, RB
Series B, 5.18%, 11/01/53	1,245	1,239,694
Series E, 2.90%, 11/01/51	125	90,942
California State University, Refunding RB
Series B, 2.98%, 11/01/51	835	596,465
Series B, 2.72%, 11/01/52	270	185,249
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48	540	471,940
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	25	30,244
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,525	1,652,009
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	195	163,934
Series A, (AGM), 3.92%, 01/15/53	110	86,449
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	1,420	1,103,563
Class B, (SAP), 3.00%, 06/01/46	90	83,439
Series A-1, 3.71%, 06/01/41	210	165,985
Series A-1, 4.21%, 06/01/50	210	155,851
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	1,315	1,634,532
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, BAB, 5.74%, 06/01/39	625	656,595
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	30,969
Los Angeles Department of Water & Power, RB, BAB 5.72%, 07/01/39	125	133,908

29

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power, RB, BAB (continued)
6.57%, 07/01/45	$1,300	$1,538,897
Los Angeles Unified School District, GO, BAB
Series KR, 5.75%, 07/01/34	690	733,398
Series RY, 6.76%, 07/01/34	1,775	2,005,889
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	290	198,898
Series N, 3.71%, 05/15/2120	1,400	966,435
Series Q, 4.56%, 05/15/53	1,135	1,042,201
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	63,627
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	574,616
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	209,861
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,030	1,161,573
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	168,234
State of California, GO, BAB
7.50%, 04/01/34	520	636,912
7.55%, 04/01/39	1,465	1,836,301
7.30%, 10/01/39	3,390	4,107,178
7.35%, 11/01/39	1,270	1,561,024
7.63%, 03/01/40	2,480	3,107,559
7.60%, 11/01/40	1,525	1,946,057
State of California, Refunding GO
4.60%, 04/01/38	100	96,832
5.20%, 03/01/43(a)	265	263,006
University of California, RB
Series AD, 4.86%, 05/15/2112	225	210,981
Series AQ, 4.77%, 05/15/2115(a)	333	303,123
University of California, RB, BAB
5.77%, 05/15/43	815	869,278
5.95%, 05/15/45	400	432,699

		36,766,379

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	25	27,234

District of Columbia — 0.1%
District of Columbia Income Tax Revenue, RB, BAB, Series E, 5.59%, 12/01/34	1,125	1,176,303
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(a)	530	500,272
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	95	72,926
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	31,230

		1,780,731

Security	Par (000)	Value

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	$540	$495,629
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	67,452
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	85	90,358

		653,439

Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	150	119,783
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	1,015	1,148,673
6.66%, 04/01/57	823	930,713

		2,199,169

Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46(a)	25	17,714

Illinois — 0.3%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49(a)	100	92,900
Series C, Senior Lien, 4.57%, 01/01/54	100	93,468
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	1,007,521
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	407	466,277
Series B, 6.90%, 12/01/40	1,106	1,270,455
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	376,078
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	670	719,007
Sales Tax Securitization Corp., Refunding RB
3.59%, 01/01/43	320	266,392
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	826,501
State of Illinois, GO, BAB, 7.35%, 07/01/35	896	977,506

		6,096,105

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51(a)	55	41,347

Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51(a)	90	63,861

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-4, 4.48%, 08/01/39	1,460	1,408,375
Series A-3, 5.20%, 12/01/39	495	510,009
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	150	116,367

		2,034,751

Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	25	17,930

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	$820	$863,529
Commonwealth of Massachusetts, Refunding GO
Series D, 2.66%, 09/01/39	637	515,931
Series D, 2.81%, 09/01/43(a)	820	615,805
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	712,034
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	47,332
Massachusetts Water Resources Authority, Refunding RB, Series C, Sustainability Bonds, 2.82%, 08/01/41	110	86,930

		2,859,491

Michigan — 0.2%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	90	78,154
3.38%, 12/01/40(a)	1,555	1,274,115
Michigan State Building Authority, Refunding RB, Series 2, 2.71%, 10/15/40	155	119,184
Michigan State University, RB, Series A, 4.17%, 08/15/2122	243	192,126
University of Michigan, RB
Series A, 3.50%, 04/01/52(a)	55	43,934
Series A, 4.45%, 04/01/2122	1,547	1,338,947
Series B, 2.44%, 04/01/40(a)	475	358,227
Series B, 2.56%, 04/01/50	1,163	776,851
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	1,000	873,556

		5,055,094

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	118	101,319

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	587,317
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	155	115,090

		702,407

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	92,349

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	355	432,222

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,152,280
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	620	748,692
Series F, 7.41%, 01/01/40	2,505	3,110,052
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	463	330,901
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	280,815

		5,622,740

New York — 0.9%
City of New York, GO, Sustainability Bonds, 5.26%, 10/01/52(a)	780	802,447
City of New York, GO, BAB 5.52%, 10/01/37	400	420,290

Security	Par (000)	Value

New York (continued)
City of New York, GO, BAB (continued) Series F-1, 6.27%, 12/01/37	$415	$460,379
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	2,093,169
7.34%, 11/15/39	400	492,013
6.81%, 11/15/40	320	363,107
Metropolitan Transportation Authority, Refunding RB, Series C-2, Sustainability Bonds, 5.18%, 11/15/49	125	120,717
New York City Municipal Water Finance Authority, RB, BAB
5.75%, 06/15/41(a)	2,825	3,070,112
5.95%, 06/15/42	55	61,110
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	27,795
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	233,398
6.01%, 06/15/42	490	548,044
5.44%, 06/15/43	125	131,671
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	25	26,328
5.57%, 11/01/38	520	545,260
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	1,110	1,167,339
Series F, 5.63%, 03/15/39	350	367,787
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	400	339,876
Series M, 3.50%, 01/01/42	95	79,246
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	1,125	1,160,833
Port Authority of New York & New Jersey, ARB
3.14%, 02/15/51	1,600	1,177,602
3.18%, 07/15/60	370	248,516
Series 192, 4.81%, 10/15/65	125	121,086
Series 20, 4.23%, 10/15/57	1,070	936,312
Series 215, 3.29%, 08/01/69	125	87,072
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	1,025	1,100,320
Series 168, 4.93%, 10/01/51	1,030	1,021,134
Series 181, 4.96%, 08/01/46	110	106,841
Series 182, 5.31%, 08/01/46	25	25,010
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62(a)	2,315	2,099,311

		19,434,125

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	44,086

Ohio — 0.2%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	657,272
Series B, 8.08%, 02/15/50	400	542,364
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	400	330,386
Series B, 4.53%, 01/01/35	280	280,000
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	1,760	1,756,577
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	116,317

		3,682,916

31

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
4.85%, 02/01/45	$500	$494,979
4.38%, 11/01/45	290	275,844
Series A-2, 4.62%, 06/01/44	580	562,213
Series A-3, 5.09%, 02/01/52	265	267,330
Series A-3, 4.71%, 05/01/52(a)	115	110,493

		1,710,859

Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	82,670
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	55	59,179

		141,849

Pennsylvania — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	115	86,385
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,540	1,194,203
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	304,843
Series D, 2.84%, 09/01/50	95	68,587
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	652,185
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	113	76,423

		2,382,626

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50(a)	26	28,897

Texas — 0.8%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	2,505	2,476,752
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	172,257
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	155	165,236
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	450,349
Series B, 6.00%, 12/01/44	1,450	1,611,107
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	312,194
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51	1,300	1,119,056
Series A, 4.51%, 11/01/51	190	176,701
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	105,412
Series A, 3.14%, 11/01/45	190	147,203
Series C, 3.09%, 11/01/40	1,065	854,950
Series C, 2.92%, 11/01/50(a)	720	523,388
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	890	660,753
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49(a)	1,160	1,406,815
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	675,409

Security	Par (000)	Value

Texas (continued)
State of Texas, GO, BAB
5.52%, 04/01/39	$945	$1,015,835
Series A, 4.68%, 04/01/40	1,500	1,476,770
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, 5.10%, 04/01/35	1,565	1,594,843
Series 2023-1, 5.17%, 04/01/41	1,500	1,554,547
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49(a)	375	310,889
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	557,888

		17,368,354

Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	303,306
Series A, 3.23%, 09/01/2119	55	35,233
Series U, 2.58%, 11/01/51(a)	215	139,062

		477,601

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	325	335,914

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	458,973

Total Municipal Bonds — 5.0% (Cost: $123,836,169)		111,506,182

Total Long-Term Investments — 99.0% (Cost: $2,438,813,665)		2,205,966,703

	Shares

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	237,916,555	238,059,305

Total Short-Term Securities — 10.7% (Cost: $237,966,922)		238,059,305

Total Investments — 109.7% (Cost: $2,676,780,587)		2,444,026,008

Liabilities in Excess of Other Assets — (9.7)%		(216,591,381)

Net Assets — 100.0%		$2,227,434,627

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$175,565,567	$62,454,072	(a)	$—	$5,325	$34,341	$238,059,305	237,916,555	$346,406	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,976,944,991	$—	$1,976,944,991
Foreign Agency Obligations	—	117,515,530	—	117,515,530
Municipal Bonds	—	111,506,182	—	111,506,182
Short-Term Securities
Money Market Funds	238,059,305	—	—	238,059,305

	$238,059,305	$2,205,966,703	$—	$2,444,026,008

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

M/F	Multi-Family

RB	Revenue Bond

REIT	Real Estate Investment Trust

33

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Long Credit Bond Index Fund

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	34